Document And Entity Information Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and entity information:
Entity Registrant Name	GOLAR LNG LTD
Entity Central Index Key	0001207179
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	80,236,252
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Amendment Description	The amendment is filed solely for purposes of furnishing Interactive Data File disclosure with detail-tagged footnotes to the financial statements in accordance with Rule 405 of Regulation S-T. This was previously filed with block-tagged footnotes.

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Time charter revenues	$ 299,848	$ 244,045	$ 216,495
Total operating revenues	299,848	244,045	216,495
Operating expenses
Vessel operating expenses	62,872	52,910	60,709
Voyage and charter-hire expenses	6,042	32,311	39,463
Administrative expenses	33,679	22,832	19,958
Depreciation and amortization	70,286	65,076	63,482
Impairment of long-term assets (Note 6)	500	4,500	1,500
Total operating expenses	173,379	177,629	185,112
Other operating gains and losses (Note 5)	(5,438)	(6,230)	0
Operating income	121,031	60,186	31,383
Gain on sale of available-for-sale securities	541	4,196	0
Financial income (expenses)
Interest income	1,757	4,290	11,710
Interest expense	(25,773)	(32,654)	(43,898)
Other financial items, net (Note 7)	(29,086)	(38,597)	30,496
Net financial expenses	(53,102)	(66,961)	(1,692)
Income (loss) before equity in net losses of investees, income taxes and non-controlling interests	68,470	(2,579)	29,691
Income taxes (Note 8)	1,705	(1,427)	(1,643)
Equity in net (losses) earnings of investees (Note 11)	(1,900)	(1,435)	(4,902)
Gain on sale of investee	0	0	8,355
Net income (loss)	68,275	(5,441)	31,501
Net (income) loss attributable to non-controlling interests	(21,625)	5,825	(8,419)
Net income attributable to Golar LNG Ltd	$ 46,650	$ 384	$ 23,082
Per common share amounts:
Earnings - Basic and diluted (Note 9) (in dollars per share)	$ 0.62	$ 0.01	$ 0.34
Cash dividends declared and paid (in dollars per share)	$ 1.13	$ 0.45	$ 0

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 68,275	$ (5,441)	$ 31,501
Other comprehensive (loss) income:
Losses associated with pensions, net of tax (Note 22)	(3,139)	(95)	(3,455)
Unrealized (losses) gains on marketable securities held by the Company and investee	0	(9,942)	9,942
Unrealized net gain (loss) on qualifying cash flow hedging instruments (Note 28)	1,024	(8,578)	11,615
Other comprehensive (loss) income	(2,115)	(18,615)	18,102
Comprehensive income (loss)	66,160	(24,056)	49,603
Comprehensive income (loss) attributable to:
Stockholders of Golar LNG Limited	43,636	(14,108)	38,902
Non-controlling interests	22,524	(9,948)	10,701
Comprehensive income (loss)	$ 66,160	$ (24,056)	$ 49,603

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 66,913	$ 164,717
Restricted cash and short-term investments (Note 18)	28,012	21,815
Trade accounts receivable (Note 12)	2,641	7,889
Other receivables, prepaid expenses and accrued income (Note 13)	4,835	4,025
Amounts due from related parties (Note 29)	354	222
Inventories	3,211	5,664
Total current assets	105,966	204,332
Long-term assets
Restricted cash (Note 18)	185,270	186,041
Equity in net assets of non-consolidated investees (Note 11)	22,529	20,276
Newbuildings (Note 14)	190,100	0
Vessels and equipment, net (Note 15)	1,203,003	1,103,137
Vessels under capital leases, net (Note 16)	501,904	515,666
Deferred charges (Note 17)	9,569	9,798
Other non-current assets (Note 19)	14,293	38,522
Total assets	2,232,634	2,077,772
Current liabilities
Current portion of long-term debt (Note 23)	64,306	95,629
Current portion of long-term debt due to related parties (Note 23)	0	10,000
Current portion of obligations under capital leases (Note 24)	5,909	5,766
Trade accounts payable	23,124	16,308
Accrued expenses (Note 20)	30,642	22,588
Amounts due to related parties (Note 29)	21,178	438
Other current liabilities (Note 21)	110,981	96,427
Total current liabilities	256,140	247,156
Long-term liabilities
Long-term debt (Note 23)	627,243	691,549
Long-term debt due to related parties (Note 23)	80,000	0
Obligations under capital leases (Note 24)	399,934	406,109
Other long-term liabilities (Note 25)	113,497	133,636
Total liabilities	1,476,814	1,478,450
Commitments And Contingencies (see note 31)
EQUITY
Share capital 80,236,252 (2010: 67,808,200) common shares of $1.00 each issued and outstanding (Note 27)	80,237	67,808
Treasury shares (Note 27)	0	(2,280)
Additional paid-in capital	398,383	100,285
Contributed surplus	200,000	200,000
Accumulated other comprehensive loss	(34,948)	(33,311)
Retained earnings	34,093	78,086
Total stockholders' equity	677,765	410,588
Non-controlling interests	78,055	188,734
Total equity	755,820	599,322
Total liabilities and equity	$ 2,232,634	$ 2,077,772

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
EQUITY
Common shares, shares issued (in shares)	80,236,252	67,808,200
Common shares, shares outstanding (in shares)	80,236,252	67,808,200
Common shares, par value (in dollars per share)	$ 1	$ 1

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income (loss)	$ 68,275		$ (5,441)		$ 31,501
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	70,286		65,076		63,482
Amortization of deferred charges	1,484		1,494		1,280
Undistributed earnings of non-consolidated investees	1,900		1,435		4,559
Loss on termination of lease financing arrangements	0		7,777		0
Gain on sale of available-for-sale securities	(541)		(4,196)		0
Gain on sale of investee	0		0		(8,355)
Gain on termination of equity swaps	0		0		(15,904)
Compensation cost related to stock options	1,970		1,869		1,689
Unrealized foreign exchange losses (gains)	1,669		(5,180)		12,955
Amortization of deferred tax benefits on intragroup transfer	(6,687)		0		0
Impairment of long-term assets	500		4,500		1,500
Drydocking expenditure	(19,773)		(7,369)		(9,807)
Trade accounts receivable	5,245		(2,010)		5,473
Inventories	2,479		1,166		(2,238)
Prepaid expenses, accrued income and other assets	(3,721)		(17,629)		7,145
Amount due from/to related companies	(404)		713		(99)
Trade accounts payable	(12,804)		(7,221)		2,075
Accrued expenses	8,082		409		(3,671)
Interest element included in obligations under capital leases	898		762		1,182
Other current liabilities	(2,250)		15,555		(49,004)
Net cash provided by operating activities	116,608		51,710		43,763
Investing activities
Additions to vessels and equipment	(99,082)		(33,927)		(112,945)
Additions to newbuildings	(190,100)		0		0
Investment in non-consolidated investees	(4,152)		(469)		(85)
Proceeds from sale of investments in available-for-sale securities	901		7,711		0
Proceeds from sale of investments in investees	0		0		11,010
Settlement on termination of equity swaps	0		0		7,691
Restricted cash and short-term investments	(6,211)		391,421		37,869
Net cash (used in) provided by investing activities	(298,644)		364,736		(56,460)
Financing activities
Proceeds from short-term debt	23,600		0		0
Proceeds from long-term debt (including related parties) (Note 23)	80,000		125,000		44,999
Repayments of obligations under capital leases (Note 24)	(6,054)		(354,881)		(6,883)
Repayments of long-term debt (including related parties) (Note 23)	(105,750)		(110,037)		(71,396)
Repayments of short-term debt	(23,600)		0		0
Cash dividends paid	(65,022)		(45,761)		0
Non-controlling interest dividends (Note 29)	(12,532)		(3,120)		(1,360)
Payments to acquire treasury shares	0		0		(3,912)
Proceeds from exercise of share options (including disposal of treasury shares)	13,845		2,985		1,974
Proceeds from sales of shares in non-controlling interest	0		5,549		0
Proceeds from issuance of equity	0		3,304		0
Proceeds from issuance of equity in subsidiaries to non-controlling interest (Note 26)	287,795		0		115,392
Acquisition of non-controlling interests	(108,050)		(15,741)		0
Proceeds arising from exercise of warrants	0		18,742		0
Net cash provided by (used in) financing activities	84,232		(373,960)		78,814
Net (decrease) increase in cash and cash equivalents	(97,804)		42,486		66,117
Cash and cash equivalents at beginning of period	164,717		122,231		56,114
Cash and cash equivalents at end of period	66,913		164,717		122,231
Cash paid during the year for:
Interest paid, net of capitalized interest	30,727		47,962		51,145
Income taxes paid	2,426		1,493		950
Non cash investing activities include the following:
Dividends	$ 0	[1]	$ 30,410	[1]	$ 0	[1]

[1]	In 2010, the Company issued stock dividends in its subsidiary, Golar LNG Energy Ltd ("Golar Energy")

Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Accumulated Earnings	Noncontrolling Interest
Balance at Dec. 31, 2008	$ 493,833	$ 67,577	$ (6,834)	$ 291,952	$ 0	$ (34,639)	$ 134,089	$ 41,688
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	31,501	0	0	0	0	0	23,082	8,419
Grant of share options	1,689	0	0	1,689	0	0	0	0
Share options cancelled	0	0	0	(181)	0	0	181	0
Exercise of share options	(670)	0	0	(1,655)	0	0	985	0
Disposal of treasury shares	(1,268)	0	(7)	0	0	0	(1,261)	0
Gain on issuance of shares by investees	965	0	0	965	0	0	0	0
Non-controlling interest's purchase price paid in excess of net assets acquired from parent	3,748	0	0	3,748	0	0	0	0
Transfer to contributed surplus	0	0	0	(200,000)	200,000	0	0	0
Non-controlling interest capital contribution	110,284	0	0	0	0	0	0	110,284
Other comprehensive income (loss)	18,102	0	0	0	0	15,820	0	2,282
Balance at Dec. 31, 2009	658,184	67,577	(6,841)	96,518	200,000	(18,819)	157,076	162,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(5,441)	0	0	0	0	0	384	(5,825)
Grant of share options	1,869	0	0	1,869	0	0	0	0
Exercise of share options	(240)	231	0	(1,081)	0	0	610	0
Exercise of warrants	18,742	0	0	18,742	0	0	0	0
Stock and cash dividends	(45,763)	0	0	0	0	0	(79,815)	34,052
Incorporation costs	(568)	0	0	(40)	0	0	0	(528)
Disposal of treasury shares	4,392	0	4,561	0	0	0	(169)	0
Non-controlling interest's purchase price paid in excess of net assets acquired from parent	(56)	0	0	(56)	0	0	0	0
Non-controlling interest dividend	(3,120)	0	0	0	0	0	0	(3,120)
Acquisition of non-controlling interests (Note 26)	(15,667)	0	0	(15,667)	0	0	0	0
Disposal of shares in non-controlling interest	5,605	0	0	0	0	0	0	5,605
Other comprehensive income (loss)	(18,615)	0	0	0	0	(14,492)	0	(4,123)
Balance at Dec. 31, 2010	599,322	67,808	(2,280)	100,285	200,000	(33,311)	78,086	188,734
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,275	0	0	0	0	0	46,650	21,625
Grant of share options	1,970	0	0	1,970	0	0	0	0
Stock and cash dividends	(86,156)	0	0	0	0	0	(86,156)	0
Incorporation costs	40	0	0	40	0	0	0	0
Exercise of share options (including disposal of treasury shares)	11,778	825	2,280	12,493	0	0	(4,487)	667
Non-controlling interest dividend	(12,532)	0	0	0	0	0	0	(12,532)
Acquisition of non-controlling interests (Note 26)	(112,545)	11,604	0	3,853	0	1,377	0	(129,379)
Creation of non-controlling interest (Note 26)	287,783	0	0	183,010	0	0	0	104,773
Impact of transfer of Golar Freeze into Golar Partners (Note 26)	0	0	0	96,732	0	0	0	(96,732)
Other comprehensive income (loss)	(2,115)	0	0	0	0	(3,014)	0	899
Balance at Dec. 31, 2011	$ 755,820	$ 80,237	$ 0	$ 398,383	$ 200,000	$ (34,948)	$ 34,093	$ 78,055

GENERAL	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding"), a company indirectly controlled by trusts established by John Fredriksen for the benefit of his immediate family. Mr. Fredriksen is a Director, the Chairman and President of Golar. As of December 31, 2011, World Shipholding owned 46% (2010: 45.80%) of Golar.

As of December 31, 2011, the Company operated a fleet of twelve LNG carriers and Floating Storage Regasification Units ("FSRUs").  The Company leases three LNG carriers under long-term financial leases, owns eight vessels and has a 60% ownership interest in another LNG carrier, the Golar Mazo through a joint arrangement with the CPC Corporation, Taiwan, the Taiwanese state oil and gas company. The Company also had a 50% equity interest in a thirteenth vessel, in which it acquired the remaining 50% equity in January 2012.

During the first half of 2011, in a series of piecemeal acquisitions, the Company acquired the shares in Golar LNG Energy Ltd ("Golar Energy") as held by the non-controlling interests and then delisted the entity from the Norwegian stock exchange, the Oslo Axess.  Further detail is provided in note 26.

In April 2011, the Company completed an initial public offering ("IPO") of its subsidiary, Golar LNG Partners ("Golar Partners"), which is listed on the NASDAQ stock exchange.  As a result of the offering, the Company's ownership of Golar Partners was reduced to 65%.  For further detail, see note 26.

The financial statements have been prepared on a going concern basis.  As of April 27, 2012, the Company believes it will have sufficient facilities to meet its anticipated funding needs throughout 2012 to April 2013.  The Company will need additional facilities of $2.4 billion to meet commitments in respect of its as yet unfinanced 13 newbuildings.  The construction contracts include penalty clauses for non-payment of installments, which could result in the shipyard retaining the vessel with no refund to the Company for advance payments made.  The Company has a proven track record of successfully financing newbuildings.  More recently, in March 2012, the Company has successfully completed a private placement of convertible bonds raising $250 million gross proceeds.  Based on this success, among other things, the Company believes that it will be able to obtain sufficient facilities to meet its newbuilding commitments as they fall due.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
ACCOUNTING POLICIES

2.	ACCOUNTING POLICIES

Basis of accounting

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Company is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the Consolidated Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Investments in companies over which the Company exercises significant influence but, does not consolidate are accounted for using the equity method.  The Company records its investments in equity-method investees on the consolidated balance sheets as "Equity in net assets of non-consolidated investees" and its share of the investees' earnings or losses in the Consolidated Statements of Operations as "Equity in net earnings of investees."  The difference, if any, between the purchase price and the book value of the Company's investments in equity method investees is included in the accompanying Consolidated Balance Sheets in "Equity in net assets of non consolidated investees."

Investments in which the Company has a majority interest but it does not control, due to the participating rights of non-controlling interests, are accounted for using the equity method.

Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs.  Revenues generated from time charters, which are classified as operating leases by the Company, are recorded over the term of the charter as service is provided. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years.  Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable.  However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis.  Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port.  For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Under time charters, voyage expenses are paid by the Company's customers.  Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs.  These expenses are recognized as incurred.

Revenue includes amounts receivable from loss of hire insurance, which is recognized on an accruals basis, to the value of $0.4 million, $0.3 million and $nil for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Cash and cash equivalents

The Company considers all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.

Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits which may only be used to settle certain pre-arranged loan or lease payments and bid bonds in respect of tenders for projects entered into by the Company.  The Company considers all short-term investments as held to maturity.  These investments are carried at amortized cost.  The Company places its short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Inventories

Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value.  Cost is determined on a first-in, first-out basis.

Newbuildings

Newbuilds are stated at cost.  All pre-delivery costs incurred during the construction of newbuilds, including purchase installments, interest, supervision and technical costs, are capitalized.  Newbuilds are not depreciated until the vessel is available for use.

Interest costs capitalized in connection with the newbuildings for the years ended December 31, 2011, 2010 and 2009 were $3.6 million, $nil and $nil, respectively.

Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation.  The cost of vessels and equipment less the estimated residual value is depreciated on a straight-line basis over the assets' remaining useful economic lives.  Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives.  Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment. Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years.  For vessels that are newly built or acquired, the Company has adopted the "built-in overhaul" method of accounting.  The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets.  The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated.

Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Interest costs capitalized in connection with the retrofitting of vessels into FSRUs for the years ended December 31, 2011, 2010 and 2009 were $1.9 million, $0.5 million and $1.3 million, respectively.

Vessels under capital lease

The Company leases certain vessels under agreements that have been accounted for as capital leases. Obligations under capital leases are carried at the present value of future minimum lease payments.   The accounting policies relating to the asset balance, such as depreciation and drydocking expenditure follow those described under "Vessels and equipment".  Interest expense is calculated at a constant rate over the term of the lease.

Certain of our capital leases are 'funded' via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise, this is funded by, or released to, available working capital.

Interest costs capitalized

Interest costs are expensed as incurred except for interest costs that are capitalized.  Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use.  Qualifying assets consist of vessels under construction and includes vessels undergoing conversion into FSRUs for the Company's own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or the Company's weighted average cost of borrowings where appropriate, over the term period from commencement of the newbuilding and conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

Deferred credit from capital leases

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 25). Amortization of deferred income is offset against depreciation and amortization expense in the Consolidated Statement of Operations.

Impairment of long-term assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-term assets may not be recoverable.  When such events or changes in circumstances are present, the Company assesses the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.  If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan.  Amortization of deferred loan costs is included in "Other financial items" in the Consolidated Statement of Operations.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Marketable securities

The Company's investments in marketable securities in which the Company does not have the ability to exercise significant influence over the investee are classified as available-for-sale securities and are carried at fair value.  Net unrealized gains or losses on available-for-sale securities are reported as a component of accumulated other comprehensive income. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method. The Company records these investments within "Other non-current assets" in the Consolidated Balance Sheet.

Unlisted investments

Unlisted investments in which the Company holds less than a 20% interest and in which it does not have the ability to exercise significant influence over the investee are initially recorded at cost and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  The Company records these investments within "Other non-current assets" in the Consolidated Balance Sheet.

Derivatives

The Company uses derivatives to reduce market risks associated with its operations.  The Company uses interest rate swaps for the management of interest rate risk exposure.  The interest rate swaps effectively convert a portion of the Company's debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Company seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

From time to time the Company enters into equity swaps.  Under these facilities the Company swaps with its counterparty (usually a major bank) the risk of fluctuations in the Company's share price and the benefit of any dividends, for a fixed payment of LIBOR plus margin.  The counterparty may acquire shares in the Company to hedge its own position.  However, there is no obligation by the Company to purchase any shares from the counterparty.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying Consolidated Balance Sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.  Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the Consolidated Balance Sheet.  Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the Consolidated Balance Sheet, except if the current portion is a liability, in which case the current portion is included in "Other current liabilities."  The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting.  The Company hedge accounts for certain of its interest rate swap arrangements designated as cash flow hedges.  For derivative instruments that are not designated or do not qualify as hedges under the guidance, the changes in fair value of the derivative financial instrument are recognized each period in current earnings in "Other financial items".

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item.  This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge.  If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in equity.  The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness.  The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative.  The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings.  If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense).  If the hedged items are no longer probable of occurring, amounts recognized in  equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

LNG trading

The company trades in physical cargoes, futures, swaps and options, all of which are traded on and recognized in liquid markets. Purchase and sales are recognized on the trade date. Open trading positions are stated at fair value based on closing market price on the balance sheet date. The market values of open positions are shown in debtors if positive or creditors if negative. Realized and unrealized gains and losses are recognized in current earnings in "Other operating gains and losses". The gross transaction value of energy trading contracts that are physically settled for the years ending December 31, 2011, 2010 and 2009, was $2.0 million profit, $5.3 million loss and $0.0 million, respectively.

Contracts to buy and sell physical cargoes for future delivery settled on the bill of lading date are recognized at their fair value at the balance sheet date.

Foreign currencies

The Company's and its subsidiaries' functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of the Company's expenditures are made in U.S. dollars.  The Company's reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction.  Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date.  Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange.  Foreign currency transaction and translation gains or losses are included in the Consolidated Statements of Operations.

Fair value measurements

The Company uses fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Stock-based compensation

In accordance with the guidance on "Share Based Payment" the Company is required to expense the fair value of stock options issued to employees over the period the options vest.  The Company amortizes stock-based compensation for awards on a straight-line basis over the period during which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period.  No compensation cost is recognized for stock options for which employees do not render the requisite service.  The fair value of employee share options is estimated using the Black-Scholes option-pricing model.

Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS.  Treasury shares are not included in the calculation.  Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.  Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Pensions

Defined benefit pension costs, assets and liabilities which requires adjustment of the significant actuarial assumptions annually to reflect current market and economic conditions.  The guidance states that full recognition of the funded status of defined benefit pension plans to be included within a Company's balance sheet. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statement of Operations.

Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term.   Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes

Income taxes are based on a separate return basis.  The guidance on "Accounting for Income Taxes" prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in statement of change in equity and not in statement of operations.

Accumulated Other Comprehensive Loss

As at December 31, 2011 and 2010, the Company's accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(19,462)	(20,964)
Losses associated with pensions, net of tax recoveries of $0.4 million (2010: $nil)	(15,486)	(12,347)
Accumulated other comprehensive loss	(34,948)	(33,311)

Gain on issuance of shares by subsidiaries/investees

The Company recognizes a gain or loss when a subsidiary or an equity method investee issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in the Company's ownership interest in the subsidiary/investee.  The gain or loss is recorded in the line "Additional paid-in capital."

Segment reporting

A segment is a distinguishable component of the Company that is engaged in business activities from which it earns revenues and incurs expenses whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards that are different from those of other segments. The Company has identified two reportable industry segments; vessel operations and LNG trading. The Company does not provide geographic analysis as vessel operations and LNG trading are global in nature and constantly changing.

Treasury shares

Treasury shares are recognized as a separate component of equity at cost.  Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
SUBSIDIARIES [Abstract]
SUBSIDIARIES

3.	SUBSIDIARIES

The following table lists the Company's significant subsidiaries and their purpose as at December 31, 2011. Unless otherwise indicated, the Company owns a 100% controlling interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns Golar Mazo
Golar LNG 1460 Corporation	Marshall Islands	Owns Golar Viking
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar LNG 2226 Corporation	Marshall Islands	Leases Golar Grand
Golar LNG 2234 Corporation	Republic of Liberia	Owns Golar Maria
Golar Management Limited	United Kingdom	Management company
Golar Spirit (UK) Limited	United Kingdom	Operates and leases Golar Spirit
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar Partners Operating LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Partners LP – Limited Partnership	Marshall Islands	Holding Partnership
Golar LNG Energy Limited	Bermuda	Holding company
Golar Freeze Limited	Marshall Islands	Owns Golar Freeze
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar Gimi Limited	Marshall Islands	Owns Gimi
Golar Hilli Limited	Marshall Islands	Owns Hilli
Golar Khannur Corporation	Marshall Islands	Owns and operates Nusantara Regas Satu (formerly named the Khannur)
Golar Commodities Limited	Bermuda	Trading company
Commodities Advisors LLC	United States of America	Holding company
Golar Hull M2021 Corporation	Marshall Islands	Owns Newbuilding Hull 2021
Golar Hull M2022 Corporation	Marshall Islands	Owns Newbuilding Hull 2022
Golar Hull M2023 Corporation	Marshall Islands	Owns Newbuilding Hull 2023
Golar Hull M2024 Corporation	Marshall Islands	Owns Newbuilding Hull 2024
Golar Hull M2026 Corporation	Marshall Islands	Owns Newbuilding Hull 2026
Golar Hull M2027 Corporation	Marshall Islands	Owns Newbuilding Hull 2027
Golar Hull M2028 Corporation	Marshall Islands	Owns Newbuilding Hull 2028
Golar Hull M2031 Corporation	Marshall Islands	Owns Newbuilding Hull 2031
Golar Hull M2047 Corporation	Marshall Islands	Owns Newbuilding Hull 2047

RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

4.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In January 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance that changes the disclosure requirements for fair value measurements using significant unobservable inputs (Level 3). The updated guidance requires that Level 3 disclosures present information about purchases, sales, issuances and settlements on a gross basis.  The disclosure requirements for the treatment of purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted the guidance in the first quarter of 2011, which did not have a material impact on the Company's consolidated financial statements.

In December 2010, the FASB amended guidance on business combinations which requires a public entity to disclose pro forma information for business combinations that occurred in the current reporting period.  The disclosures include pro forma revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period, and when comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period.  The guidance was effective for annual reporting periods beginning on or after December 15, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In April 2011, the FASB issued authoritative guidance to clarify when a modification or restructuring of a receivable constitutes a troubled debt restructuring. In evaluating whether such a modification or restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that two conditions exist: (1) the modification or restructuring constitutes a concession and (2) the debtor is experiencing financial difficulties. The guidance is effective for the Company's interim and annual reporting periods beginning after June 15, 2011. The adoption of this newly issued guidance did not have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued a pronouncement that is intended to lead employers to provide more information about an employer's financial obligations to multiemployer pension plans. Multiemployer pension plans commonly are used by an employer to provide benefits to union employees who may work for many employers during their working life, thereby enabling them to accrue benefits in a single pension plan for their retirement. Under this pronouncement, enhanced disclosures are required to be made by employers participating in a multiemployer plan. The enhanced disclosures are required for fiscal years ending after December 15, 2011 for public entities. The adoption of this guidance did not have a material impact on the Company's disclosures on its consolidated financial statements.

New accounting standards not yet adopted

In May 2011, the FASB amended existing guidance to achieve consistent fair value measurements and to clarify certain disclosure requirements for fair value measurements. The new guidance includes clarification about when the concept of highest and best use is applicable to fair value measurements, requires quantitative disclosures about inputs used and qualitative disclosures about the sensitivity of fair value measurements using unobservable inputs (Level 3 in the fair value hierarchy), and requires the classification of all assets and liabilities measured at fair value in the fair value hierarchy (including those assets and liabilities which are not recorded at fair value but for which fair value is disclosed). The guidance will be effective for our interim and annual reporting periods beginning after December 15, 2011. The Company is evaluating the impact of the adoption of this newly issued guidance but does not expect it to have a material impact on its consolidated financial statements.

In June 2011, the FASB amended guidance on the presentation of comprehensive income in financial statements.  The new guidance allows entities to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements, and removes the current option to report other comprehensive income and its components in the statement of changes in equity.  Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income.  The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In January 2012, the FASB deferred the effective date for changes in the above guidance that relate to the presentation of reclassification adjustments out of Accumulated Other Comprehensive Income. The Company is evaluating the impact of the adoption of this guidance but does not expect it to have a material impact on its consolidated financial statements.

In September 2011, the FASB amended guidance on the procedure for testing goodwill for impairment. The amended guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company is evaluating the impact of the adoption of this amended guidance but does not expect it to have a material impact on its consolidated financial statements.

In December 2011, the FASB amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by US GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with US GAAP. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. The amendments will be required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Adoption of this amended guidance will result in additional disclosures in the financial statements of the Company.

SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
5.            SEGMENTAL INFORMATION

The Company owns and operates LNG carriers and FSRUs and provides these services under time charters under varying periods, and trades in physical and future LNG contracts. Golar's reportable segments consist of the primary services it provides. Although Golar's segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for the Company's consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into two segments was based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2011, the Company operates in the following two segments:

•	Vessel Operations – The Company owns or leases, and subsequently charters out LNG carriers and FSRUs on fixed terms to customers.

•
LNG Trading – Provides physical and financial risk management in LNG and gas markets for its customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

Prior to the creation of the LNG trading business in September 2010, the Company had not presented segmental information as it considered it operated in one reportable segment, the LNG vessel market. The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the Company from which it earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

(in thousands of $)	2011			2010
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Revenue from external customers	299,848	—	299,848	244,045	—	244,045
Vessel and voyage operating expenses	(68,914)	—	(68,914)	(85,221)	—	(85,221)
Administrative expenses	(26,988)	(6,691)	(33,679)	(16,580)	(6,252)	(22,832)
Impairment of long-term assets	(500)	—	(500)	(4,500)	—	(4,500)
Depreciation and amortization	(69,814)	(472)	(70,286)	(65,038)	(38)	(65,076)
Other operating gains and losses	—	(5,438)	(5,438)	—	(6,230)	(6,230)
Operating income (loss)	133,632	(12,601)	121,031	72,706	(12,520)	60,186
Gain on sale of available-for-sale securities	541	—	541	4,196	—	4,196
Net financial expenses	(52,593)	(509)	(53,102)	(66,775)	(186)	(66,961)
Income taxes	1,705	—	1,705	(1,427)	—	(1,427)
Equity in net losses of investees	(1,900)	—	(1,900)	(1,435)	—	(1,435)
Net income (loss)	81,385	(13,110)	68,275	7,265	(12,706)	(5,441)
Non-controlling interests	(21,625)	—	(21,625)	5,825	—	5,825
Net income attributable to Golar LNG Ltd	59,760	(13,110)	46,650	13,090	(12,706)	384
Total assets	2,230,006	2,628	2,232,634	2,038,384	39,388	2,077,772

LNG trading commenced operations in 2010.  Therefore no comparative segmental information for the year ended December 31, 2009 is presented.

Revenues from external customers

During December 31, 2011, 2010 and 2009, the vast majority of the Company's vessel operations operated under time charters and in particular with six charterers: Petrobras, Dubai Supply Authority, Pertamina, Qatar Gas Transport Company, BG Group plc and Shell. Petrobras is a Brazilian energy company.  Dubai Supply Authority or DUSUP is a government entity which is the sole supplier of natural gas to the Emirate. Pertamina is the state-owned oil and gas company of Indonesia. Qatar Gas Transport Company is a Qatari-listed shipping company established by the State of Qatar.  BG Group plc and Shell are both headquartered in the United Kingdom.

In time charters, the charterer, not the Company, controls the choice of which routes the Company's vessel will serve. These routes can be worldwide.  Accordingly, the Company's management, including the chief operating decision maker, does not evaluate the Company's performance either according to customer or geographical region.

In the years ended December 31, 2011, 2010 and 2009, revenues from the following customers accounted for over 10% of the Company's consolidated revenues:

(in thousands of $)	2011		2010		2009
Petrobras	93,741	31%	90,652	37%	57,622	27%
DUSUP	47,054	16%	29,893	12%	—	—
Pertamina	37,829	13%	36,944	15%	37,570	17%
Qatar Gas Transport Company	35,461	12%	—	—	—	—
BG Group plc	25,101	8%	49,147	20%	61,299	28%
Shell	5,105	2%	25,440	10%	45,564	21%

IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2011
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS

6.	IMPAIRMENT OF LONG-TERM ASSETS

Impairment of long-term assets as at December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Cost method investment (unlisted) (see note 19)	—	3,000	—
FSRU conversion parts (see note 19)	500	1,500	1,500
	500	4,500	1,500

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-term assets may not be recoverable.

The impairment charge arising on the FSRU conversion parts of $0.5 million, $1.5 million and $1.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, refers to the unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification.  For further detail refer to note 19.

During the year ended December 31, 2010, the Company identified events and changes in circumstances that indicated that the carrying value of its cost method investment in TORP Technology was not recoverable.  Accordingly, the Company recognized an impairment charge of $3 million resulting in a $nil carrying value (see note 19).

OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET

7.	OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2011	2010	2009
Mark-to-market adjustment for interest rate swap derivatives (see note 28)	(10,057)	(5,295)	17,385
Interest rate swap cash settlements (see note 28)	(14,201)	(13,018)	(13,976)
Mark-to-market adjustment for foreign currency derivatives (see note 28)	(1,417)	(6,996)	31,045
Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	182	4,581	(12,959)
Gain on termination of equity swap derivatives (net mark-to-market adjustment) (see note 28)	—	—	17,603
Financing arrangement fees and other costs	(930)	(6,743)	(1,305)
Loss on termination of lease financing arrangements	—	(7,777)	—
Amortization of deferred financing costs	(1,484)	(1,348)	(1,287)
Foreign exchange loss on operations	(945)	(1,473)	(6,010)
Other	(234)	(528)	—
	(29,086)	(38,597)	30,496

Finance arrangement fees and other costs of $6.7 million in 2010 arose mainly as a result of the restructuring of the lease financing arrangements relating to the Five Ships Leases in early 2010.  The Five Ships leases refers to leasing transactions that took place in April 2003, involving the sale of five 100 per cent owned subsidiaries to a financial institution in the UK.  The subsidiaries were established in Bermuda, to each own and operate one LNG carrier as their sole asset.  Simultaneous with the sale of the five entities, we leased each of the five vessels under separate lease agreements.  Following the termination of these arrangements in the fourth quarter of 2010, the related deferred financing charges were written off and a loss on termination of $7.8 million arising on the settlement of these obligations was recognized.

The foreign exchange gain (loss) on capital leases and related restricted cash arises as a result of the retranslation of the capital lease obligations and related restricted cash securing those obligations.

TAXATION	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
TAXATION

8.	TAXATION

The components of income tax expense are as follows:

(in thousands of $)	2011	2010	2009
Current tax expense (income):
U.K.	2,733	1,030	(218)
Brazil	1,363	1,595	1,098
Total current expense	4,096	2,625	880
Deferred tax expense (income):
U.K.	886	(1,198)	763
Amortization of tax benefit arising on intra-group transfers of long term assets (see note 25)	(6,687)	—	—
Total income tax (gain) expense	(1,705)	1,427	1,643

Bermuda

Under current Bermuda law, The Minister of Finance in Bermuda has granted the Company a tax exempt status until March 28, 2016, under which no income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees) are payable by the Company in Bermuda. If the Minister of Finance in Bermuda does not grant a new exemption or extend the current tax exemption, and if the Bermudian Parliament passes legislation imposing taxes on exempted companies, the Company may become subject to taxation in Bermuda after March 2016.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Company operating the ships meets certain requirements.  Among other things, in order to qualify for this exemption, the Company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations.  The management of the Company believes that it satisfied these requirements and therefore by virtue of the above provisions, it was not subject to tax on its U.S. source income.

Reconciliation between the income tax expense resulting from applying either the U.S. Federal or Bermudan statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the consolidated financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

United Kingdom

Current taxation charge of $2.7 million, $1.0 million and credit of $0.2 million for the years ended December 31, 2011, 2010 and 2009, respectively, relates to taxation of the operations of the Company's United Kingdom subsidiaries, which includes amounts paid by one of the U.K. subsidiary's branch office in Oslo.  Taxable revenues in the U.K. are generated by U.K. subsidiary companies of Golar and are comprised of management fees received from Golar group companies as well as revenues from the operation of eight of Golar's vessels.  These vessels are sub-leased from other non-U.K. Golar companies, which in the case of three of the vessels are in turn leased from financial institutions.  As at December 31, 2011 the statutory rate in the U.K. was 26%.

As at December 31, 2011, the 2011 U.K. income tax returns have not been filed.  Accordingly, once filed the tax years 2008 to 2011 remain open for examination by the U.K. tax authorities.

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The company recorded deferred tax assets of $0.6 million and $1.2 million as of December 31, 2011 and 2010, respectively which have been classified as non-current and included within other long-term assets (see note 19).  These assets relate to differences for depreciation and net operating losses carried forward.

Brazil

Current taxation charge of $1.4 million, $1.6 million and $1.1 million for the years ended December 31, 2011, 2010 and 2009, respectively, refers to taxation levied on the Company's Brazilian operations.

Other jurisdictions

No tax has been levied on income derived from the Company's subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands.

Deferred income tax assets are summarized as follows:

(in thousands of $)	2011	2010
Deferred tax assets, gross	622	1,630
Valuation allowances	—	(399)
Deferred tax assets, net	622	1,231

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.	EARNINGS PER SHARE

Basic earnings per share ("EPS") are calculated with reference to the weighted average number of common shares outstanding during the year.  Treasury shares are not included in the calculation.  The computation of diluted EPS for the years ended December 31, 2011, 2010 and 2009, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2011	2010	2009
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	46,650	384	23,082

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2011	2010	2009
Basic earnings per share:
Weighted average number of shares	74,707	67,597	67,577
Weighted average number of treasury shares	—	(424)	(347)
Weighted average number of common shares outstanding	74,707	67,173	67,230

Diluted earnings per share:
Weighted average number of common shares outstanding	74,707	67,173	67,230
Effect of dilutive share options	326	220	105
Common stock and common stock equivalents	75,033	67,393	67,335

Earnings per share are as follows:

	2011	2010	2009
Basic and Diluted	$0.62	$0.01	$0.34

OPERATING LEASES	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
OPERATING LEASES

10.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters as of December 31, 2011, were as follows:

Year ending December 31,	Total
(in thousands of $)
2012	388,742
2013	342,076
2014	352,200
2015	273,964
2016	257,510
2017 and thereafter	932,114
Total	2,546,606	[1]

[1]   This excludes additional revenues relating to the amendment to the terms of the Golar Winter charter signed in January 2012. The amendment includes an increase in charter hire rates and an extension of the charter hire by five years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter.  The amendment to the charter was effected in January 2012.

The long-term contract for one of the Company's vessels is a time charter but the operating costs are borne by the charterer on a pass through basis.  The pass through of operating costs is not reflected in the minimum lease revenues set out above.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2011 and 2010 were $1,878 million and $392 million, and $1,776 million and $297 million, respectively.

Rental expense

The Company is committed to making rental payments under operating leases for office premises.  The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

Year ending December 31,	Total
(in thousands of $)
2012	735
2013	342
Total minimum lease payments	1,077

Total rental expense for operating leases was $1.0 million, $12.1 million and $19.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. During the years ended 2010 and 2009, the Company incurred charter hire payments to third parties for certain contracted-in vessels were accounted for as operating leases.  These were terminated in September 2010 or earlier.

EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES
11.           EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES

At December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	2011	2010
Bluewater Gandria NV ("Bluewater Gandria")	50%	50%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

The carrying amounts of the Company's investments in its equity method investments as at December 31, 2011 and 2010 are as follows:

(in thousands of $)	2011	2010
Bluewater Gandria	17,143	18,648
ECGS	5,294	1,574
Golar Wilhelmsen	92	54
Equity in net assets of non-consolidated investees	22,529	20,276

The components of equity in net assets of non-consolidated investees are as follows:

(in thousands of $)	2011	2010
Cost	28,868	24,715
Equity in net earnings of investees	(6,339)	(4,439)
Equity in net assets of non-consolidated investees	22,529	20,276

Quoted market prices for ECGS, Bluewater Gandria and Golar Wilhelmsen are not available because these companies are not publicly traded.

Bluewater Gandria

In July 2008, the Company acquired a 50% interest in the voting rights of Bluewater Gandria for an initial equity sum of $22.0 million.  Bluewater Gandria is an incorporated unlisted company, which owns a LNG carrier, which has been formed for the purposes of pursuing opportunities to develop offshore LNG FSRU projects.  Bluewater Gandria is jointly owned and operated together with a third party.  Accordingly, the Company has adopted the equity method of accounting for its 50% investment in Bluewater Gandria, as it considers it has joint significant influence. In January 2012, Bluewater Gandria became a wholly owned subsidiary of the Company pursuant to the purchase of the remaining 50% equity interest by the Company (see note 32).

ECGS

In December 2005, the Company entered into an agreement with The Egyptian Natural Gas Holding Company, or EGAS, and HK Petroleum Services to establish a jointly owned company ECGS, to develop hydrocarbon businesses in Egypt and in particular LNG related businesses.  In March 2006, the Company acquired 0.5 million common shares in ECGS at a subscription price of $1 per share.  This represents a 50% interest in the voting rights of ECGS. ECGS is an incorporated unlisted company, which has been set up to develop hydrocarbon business and in particular LNG related business in Egypt. ECGS is jointly owned and operated together with other third parties.  Therefore the Company has adopted the equity method of accounting for its 50% investment in ECGS, as it considers it has joint significant influence.  In December 2011, ECGS called up its remaining share capital amounting to $7.5 million.  Of this, the Company paid $3.75 million to maintain its 50% equity interest.

Golar Wilhelmsen

During 2010 Golar Management Ltd and Wilhelmsen Ship Management AS ("WSM") incorporated a Norwegian private limited company with the name "Golar Wilhelmsen Management AS" or Golar Wilhelmsen. The purpose is to build an organization specialized in the technical management of gas carriers. The company's focus shall be LNG carriers, FSRUs, floating LNG terminals and other gas carrying vessels which will initially include Golar's fleet of vessels and eventually vessels from third parties. WSM has for some time served as the technical manager for the Company's vessels. In September 2010, the Company entered into new ship management agreements with Golar Wilhelmsen for its fleet, cancelling its previous arrangements.

Both the Company and WSM have joint control over the operational and financial policies of Golar Wilhelmsen. Accordingly, the Company has adopted the equity method of accounting for its interest in Golar Wilhelmsen as it considers it has joint significant influence by virtue of significant participating rights of the non-controlling interest, WSM.

TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE

12.	TRADE ACCOUNTS RECEIVABLE

Trade accounts receivable are presented net of allowances for doubtful accounts.  The provision for doubtful debts was $0.6 million and $nil for the years ended December 31, 2011 and 2010, respectively.

OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME

13.	OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME

(in thousands of $)	2011	2010
Prepaid expenses	3,219	2,840
Other receivables	1,243	879
Accrued interest income	373	306
	4,835	4,025

NEWBUILDINGS	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
NEWBUILDINGS

14.	NEWBUILDINGS

(in thousands of $)	2011	2010
Purchase price installments	186,159	—
Interest costs capitalized	3,610	—
Other costs capitalized	331	—
	190,100	—

As at December 31, 2011, the Company has entered into newbuilding contracts to construct seven LNG carriers and two FSRUs at a total contract cost of $1.9 billion. See note 30 for the expected timing of the remaining installments to be paid.

VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET

15.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	2011	2010
Cost	1,584,365	1,446,457
Accumulated depreciation	(381,362)	(343,320)
Net book value	1,203,003	1,103,137

As of December 31, 2011 and 2010, the Company owned nine vessels.

As of December 31, 2011, $128.8 million have been capitalized in respect of the FSRU retrofitting of the Nusantara Regas Satu.

Drydocking costs of $39.8 million and $37.4 million are included in the cost amounts above as of December 31, 2011 and 2010, respectively.  Accumulated amortization of those costs as of December 31, 2011 and 2010 were $12.1 million and $21.7 million, respectively.

Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $54.3 million, $52.8 million and $21.5 million, respectively.

As at December 31, 2011 and 2010, included in the above amounts is office equipment with a net book value of $1.7 million and $2.0 million, respectively.

As at December 31, 2011 and 2010, vessels with a net book value of $1,201 million and $1,101 million respectively were pledged as security for certain debt facilities (see note 31).

VESSELS UNDER CAPITAL LEASES, NET	12 Months Ended
Dec. 31, 2011
VESSELS UNDER CAPITAL LEASES, NET [Abstract]
VESSELS UNDER CAPITAL LEASES, NET
16.           VESSELS UNDER CAPITAL LEASES, NET

(in thousands of $)	2011	2010
Cost	600,395	599,671
Accumulated depreciation and amortization	(98,491)	(84,005)
Net book value	501,904	515,666

As of December 31, 2011 and 2010, the Company operated three vessels under capital leases. These leases are in respect of a refinancing transaction undertaken during 2003, a lease financing transaction during 2004 and another in 2005, as described in note 24.

Drydocking costs of $9.9 million and $9.1 million are included in the cost amounts above as of December 31, 2011 and 2010, respectively.  Accumulated amortization of those costs at December 31, 2011 and 2010 were $4.9 million and $5.2 million respectively.

Depreciation and amortization expense for vessels under capital leases for the years ended December 31, 2011, 2010 and 2009 was $16.6 million, $16.1 million and $45.9 million, respectively.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

17.	DEFERRED CHARGES

Deferred charges represent financing costs, principally bank fees that are capitalized and amortized to other financial items over the life of the debt instrument.  If a loan is repaid early any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.  The deferred charges are comprised of the following amounts:

(in thousands of $)	2011	2010
Debt arrangement fees and other deferred financing charges	14,860	16,015
Accumulated amortization	(5,291)	(6,217)
	9,569	9,798

Amortization of deferred charges, for the years ended December 31, 2011, 2010 and 2009 was $1.5 million, $1.5 million and $1.3 million, respectively.  In March 2011, the Golar Gas Holding facility reached its maturity date and the remaining outstanding loan balance was settled.  Accordingly, the balance of the fully amortized capitalized finance charges were written off in 2011.

RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS

18.	RESTRICTED CASH AND SHORT-TERM INVESTMENTS

The Company's restricted cash and short-term investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2011	2010
Total security lease deposits for lease obligations	190,516	192,833
Restricted cash and short-term investments relating to the Mazo facility	10,254	9,700
Restricted cash relating to the Freeze facility	9,012	5,323
Restricted cash relating to projects	3,500	—
	213,282	207,856

Restricted cash does not include minimum consolidated cash balances required to be maintained as part of the financial covenants in some of the Company's loan facilities, as these amounts are included in "Cash and cash equivalents".

As at December 31, 2011, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 24 was $190.5 million (2010: $192.8 million).  These security deposits are referred to in these consolidated financial statements as restricted cash and earn interest based upon GBP LIBOR for the Methane Princess Lease and based upon USD LIBOR for the Grand Lease.  The Company's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2011	2010
Methane Princess Lease security deposits	145,508	147,761
Grand Lease security deposits	45,008	45,072
Total security deposits for lease obligations	190,516	192,833
Included in short-term restricted cash and short-term investments	(5,246)	(6,792)
Long-term restricted cash	185,270	186,041

The analysis of short-term restricted cash and short-term investments at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Lease security deposits	5,246	6,792
Restricted cash and short-term investments relating to the Mazo facility (see note 23)	10,254	9,700
Restricted cash relating to the Freeze facility (see note 23)	9,012	5,323
Restricted cash relating to projects	3,500	—
Short-term restricted cash and short-term investments	28,012	21,815

Restricted cash relating to projects relate to bid bonds in respect of project tenders entered into by the Company. Some tenders require bid bonds to ensure that the bidder fully complies with the tender terms and conditions. Bid bonds are returned if the tender is unsuccessful or, if the contract is won, upon the signing of the contract or can be forfeited by the bidder if certain tender criteria are not fulfilled.  Since the year end, the restricted cash relating to projects of $3.5 million have been returned to the Company.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS

19.	OTHER NON-CURRENT ASSETS

(in thousands of $)	2011	2010
Deferred tax asset (see note 8)	622	1,231
Other investments	7,347	7,347
Other long-term assets	6,324	29,944
	14,293	38,522

Other investments refer to the Company's investment in TORP Technology and OLT Offshore LNG Toscana S.p.A ("OLT–O").

TORP Technology is a Norwegian registered unlisted company, which is involved in the construction of an offshore regasification terminal in the US Gulf of Mexico.  During December 2010, the Company identified events and changes in circumstances which indicated the carrying value of this investment was not recoverable. Therefore the Company fully impaired its investment in TORP Technology resulting in an impairment charge of $3.0 million in 2010.  Accordingly as of December 31, 2011 and 2010, the Company recognized a $nil carrying value for the investment but retains a 1.1% interest in the company's issued share capital.

OLT-O is an Italian incorporated unlisted company, which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy.  As at December 31, 2011, the Company's investment in OLT-O was $7.3 million amounting to a 2.7% interest in OLT–O's issued share capital.

Other long-term assets include unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification.  Of these parts $8.4 million have been used internally for both the retrofitting of the Nusantara Regas Satu which is in progress and to a lesser extent the Golar Freeze in 2009.  Since acquisition, the Company has recognized total impairment charges of $3.5 million (see note 6).  As of December 31, 2011 and 2010, the carrying value of these parts was $3.5 million and $12 million, respectively.  In addition, as of December 31, 2010, an amount of $17.9 million related to payments made to suppliers for equipment and engineering in respect of the Nusantara Regas Satu retrofitting.  In 2011, the Nusantara Regas Satu entered the shipyard for its retrofitting and therefore these amounts have been transferred to vessels and equipment (see note 15).

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
ACCRUED EXPENSES

20.	ACCRUED EXPENSES

(in thousands of $)	2011	2010
Vessel operating and drydocking expenses	8,298	5,747
Administrative expenses	6,555	8,925
Interest expense	7,045	6,699
Provision for taxes	8,744	1,217
	30,642	22,588

Vessel operating and drydocking expense related accruals are composed of vessel operating expenses including direct vessel operating costs associated with operating a vessel, such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils, insurances and management fees for the provision of commercial and technical management services.

Administrative expense related accruals are composed of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.

Included within the provision for taxes is an amount of $6.0 million which relates to tax arising on the termination of the Five Ship Leases which crystallized in 2011 in connection with an intra-group transfer of the related long-term assets (see note 25).

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

21.	OTHER CURRENT LIABILITIES

(in thousands of $)	2011	2010
Deferred drydocking, operating cost and charterhire revenue	15,464	18,281
Mark-to-market interest rate swaps valuation (see note 28)	59,084	50,051
Mark-to-market currency swaps valuation (see note 28)	27,622	26,205
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets (see note 25)	7,256	—
Deferred credits from capital lease transactions (see note 25)	627	625
Other	928	1,265
	110,981	96,427

PENSIONS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
PENSIONS

22.	PENSIONS

Defined contribution scheme
The Company operates a defined contribution scheme.  The pension cost for the period represents contributions payable by the Company to the scheme.  The charge to net income for the years ended December 31, 2011, 2010 and 2009 was $0.8 million, $0.5 million and $0.7 million, respectively.

In respect of its Norwegian employees of which there were 13 as of December 31, 2011, the Company is required by Norwegian law to contribute into a multi-employer early retirement plan for the private sector.  Accordingly, the Company as a participant in a multi-employer plan recognizes as net pension cost the required contribution for the period and recognizes as a liability any unpaid contributions required for the period.

Defined benefit schemes
The Company has two defined benefit pension plans both of which are closed to new entrants but which still cover certain employees of the Company. Benefits are based on the employee's years of service and compensation.  Net periodic pension plan costs are determined using the Projected Unit Credit Cost method.  The Company's plans are funded by the Company in conformity with the funding requirements of the applicable government regulations.  Plan assets consist of both fixed income and equity funds managed by professional fund managers.

The Company uses a measurement date of December 31 for its pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2011	2010	2009
Service cost	459	485	480
Interest cost	2,729	2,891	2,742
Expected return on plan assets	(1,168)	(1,197)	(1,130)
Recognized actuarial loss	985	954	718
Net periodic benefit cost	3,005	3,133	2,810

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ending December 31, 2012 is $1.3 million.

The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2011	2010
Reconciliation of benefit obligation:
Benefit obligation at January 1	51,056	51,233
Service cost	459	485
Interest cost	2,729	2,891
Actuarial loss	1,751	1,492
Foreign currency exchange rate changes	(114)	(358)
Benefit payments	(3,451)	(4,687)
Benefit obligation at December 31	52,430	51,056

The accumulated benefit obligation at December 31, 2011 and 2010 was $51.0 million and $49.5 million, respectively.

(in thousands of $)	2011	2010
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	17,605	18,644
Actual return on plan assets	(1,656)	1,508
Employer contributions	2,440	2,419
Foreign currency exchange rate changes	(92)	(279)
Benefit payments	(3,451)	(4,687)
Fair value of plan assets at December 31	14,846	17,605

(in thousands of $)	2011	2010
Projected benefit obligation	(52,430)	(51,056)
Fair value of plan assets	14,846	17,605
Funded status (1)	(37,584)	(33,451)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2011 and 2010.

(1) The Company's plans are composed of two plans that are both underfunded as at December 31, 2011 and 2010.

The details of these plans are as follows:

	December 31, 2011			December 31, 2010
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(9,839)	(42,591)	(52,430)	(10,083)	(40,973)	(51,056)
Fair value of plan assets	8,251	6,595	14,846	8,658	8,947	17,605
Funded status at end of year	(1,588)	(35,996)	(37,584)	(1,425)	(32,026)	(33,451)

The fair value of the Company's plan assets, by category, as of December 31, 2011 and 2010 were as follows:

(in thousands of $)	2011	2010
Equity securities	10,051	12,758
Debt securities	2,267	2,420
Cash	2,528	2,427
	14,846	17,605

The Company's plan assets are primarily invested in funds holding equity and debt securities, which are valued at quoted market price. These plan assets are classified within Level 1 of the fair value hierarchy.

The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2011	2010
Net actuarial loss	15,876	12,347

The actuarial loss recognized in the other comprehensive income is net of tax of $0.4 million for the year ending December 31, 2011 and $nil for the years ending December 31, 2010 and 2009.

The asset allocation for the Company's Marine scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

Marine scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

The asset allocation for the Company's UK scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

UK scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	72.5	72.5	80
Bonds	22.5	22.5	20
Cash	5.0	5.0	—
Total	100	100	100

The Company's investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

The Company is expected to make the following contributions to the schemes during the year ended December 31, 2012, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	617	1,800

The Company is expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2012	231	3,000
2013	231	3,000
2014	231	3,000
2015	231	3,000
2016	231	3,000
2017 - 2021	2,079	15,000

The weighted average assumptions used to determine the benefit obligation for the Company's plans at December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Rate of compensation increase	2.52%	3.48%

The weighted average assumptions used to determine the net periodic benefit cost for the Company's plans for the year ended December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.49%	3.48%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for the Company's plans for the years ending December 31, 2011 and 2010 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2011 and 2010.  For equities and other asset classes, the Company has applied an equity risk premium over ten year governmental bonds.

DEBT	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
DEBT
23.           DEBT

(in thousands of $)	2011	2010
Total long-term debt due to third parties	691,549	787,178
Total long-term debt due to related parties	80,000	10,000
Total long-term debt (including related parties)	771,549	797,178
Less: current portion of long-term debt due to third parties and related parties	(64,306)	(105,629)
Long-term debt (including related parties)	707,243	691,549

The outstanding debt (including related parties) as of December 31, 2011 is repayable as follows:

Year ending December 31,
(in thousands of $)
2012	64,306
2013	144,923
2014	130,213
2015	157,382
2016	32,650
2017 and thereafter	242,075
Total	771,549

The Company's debt is denominated in U.S. dollars and bears floating interest rates.  The weighted average interest rate for the years ended December 31, 2011 and 2010 was 2.59% and 2.60%, respectively.

As of December 31, 2011 and 2010, the margins Golar pays under its loan agreements are over and above LIBOR at a fixed or floating rate range from 0.70% to 3.50% and 0.70% to 3.25%, respectively.

At December 31, 2011, the Company's debt was as follows:

(in thousands of $)		Maturity date
World Shipholding facility (a related party)	80,000	2013
Mazo facility	38,932	2013
Golar Maria facility	94,525	2014
Golar Arctic facility	101,250	2015
Golar Viking facility	95,200	2017
Golar LNG Partners credit facility	257,500	2018
Golar Freeze facility	104,142	2018
	771,549

World Shipholding revolving credit facility (a related party)

Following the termination of the Company's $80 million credit facility with our major shareholder, World Shipholding in March 2011, the Company entered into a new $80 million revolving credit facility in April 2011, with another company related to World Shipholding. The Company drew down a total amount of $80 million in the period to July 2011. As of December 31, 2011 the outstanding balance on the facility is $80 million. The facility bears interest at LIBOR plus 3.5% together with a commitment fee of 0.75% of any undrawn portion of the credit facility. The facility is available until September 2013 and is currently secured over three vessels, the Hilli, the Gimi and the Nusantara Regas Satu; all amounts due under the facility must be repaid by then.

Subsequent to the year end, the revolving credit facility has been extended to $250 million without any further changes to the original terms of the facility.  As of April 27, 2012, the total drawn and outstanding under the facility was $90 million.

Mazo facility

The Mazo facility was assumed by the Company in May 2001 and the amount originally drawn down under the facility totaled $214.5 million.  The loan is secured on the vessel Golar Mazo.  The facility bears interest at LIBOR plus a margin and repayments are due bi-annually over the term until June 2013. The debt agreement requires that certain cash balances, representing interest and principal repayments for defined future periods, be held by a trust company during the period of the loan.  These balances are referred to in these consolidated financial statements as restricted cash.

Golar Maria facility

In April 2006 the Company entered into a $120 million secured loan facility with a bank for the purpose of financing the Golar Maria.  The facility bears floating interest rate of LIBOR plus a margin and is repayable in quarterly installments and had an initial term of five years.  In March 2008, the facility was restructured to lower the margin and to extend the term of the facility to December 2014, with a revised final balloon payment of $80.8 million due in December 2014.

Golar Arctic facility

In January 2008, the Company entered into a secured loan facility for an amount of $120 million, for the purpose of financing the purchase of the Golar Arctic, which we refer to as the Golar Arctic facility.  The facility bears interest at LIBOR plus a margin and is repayable in quarterly installments over a term of seven years with a final balloon payment of $86.3 million due in January 2015.

Golar Viking

In January 2005 the Company entered into a $120 million secured loan facility with a bank for the purpose of financing the newbuilding, the Golar Viking.  This facility was refinanced in August 2007 for an amount of $120 million.

The structure of the Golar Viking facility is such that the bank loaned funds of $120 million to Golar, which the Company then re-loaned to a newly created entity of the bank, ("Investor Bank").  With the proceeds, Investor Bank then subscribed for preference shares in a Golar group company.  Another Golar company issued a put option in respect of the preference shares.  The effect of these transactions is that investor bank is required to pay fixed interest to Golar.  The interest payments to Golar by Investor Bank are contingent upon receipt of these preference dividends.  In the event these dividends are not paid, the preference dividends will accumulate until such time as there are sufficient cash proceeds to settle all outstanding arrearages.  Applying ASC 810 to this arrangement, the Company has concluded that Golar is the primary beneficiary of Investor Bank and accordingly has consolidated it into the Golar group.  Accordingly, as at December 31, 2011, the Consolidated Balance Sheet and Consolidated Statement of Operations includes Investor Bank's net assets of $nil and net income of $nil, respectively, due to elimination on consolidation, of accounts and transactions arising between Golar and the Investor Bank.

The Golar Viking facility accrues floating interest at a rate of LIBOR plus a margin.  The loan has a term of 10 years and is repayable in quarterly installments with a final balloon payment of $71.0 million due in August 2017.  The loan is secured by a mortgage on this vessel.

Golar LNG Partners credit facility

In September 2008, the Company refinanced existing loan facilities in respect of two vessels, the Methane Princess and the Golar Spirit and entered into a new $285 million credit facility with a banking consortium.  The loan is secured against the Golar Spirit and the assignment to the lending bank of a mortgage given to the Company by the lessor of the Methane Princess, with a second priority charge over the Golar Mazo.

The revolving credit facility accrues floating interest at a rate per annum equal to LIBOR plus a margin. The initial draw down amounted to $250 million in November 2008. The Company drew down a further $35 million for the period to March 2009. As of December 31, 2011, the revolving credit facility provided for available borrowings of up to $257.5 million, of which $257.5 million was outstanding. The revolving credit facility is a reducing facility which decreases by $2.5 million per quarter from June 30, 2009 through December 31, 2012 and by $5.5 million per quarter from March 31, 2013 through December 31, 2017. Accordingly, as of December 31, 2011, the Company has no ability to draw additional amounts under this facility. The loan has a term of ten years and is repayable in quarterly installments commencing in May 2009 with a final balloon payment of $137.5 million due in March 2018, its maturity date.

Golar Freeze facility

In June 2010, the Company completed the refinancing of the Golar Freeze with a syndicate of banks and financial institutions for an amount of $125 million. The new facility (the "Golar Freeze facility") bears interest at LIBOR plus a margin. The facility is split into two tranches, the Commercial Loan facility and the Exportfinans Loan facility. Repayments under the Commercial Loan facility tranche are due quarterly based on an annuity profile with a final balloon payment of $38.8 million payable in April 2015. The Exportfinans loan facility tranche is for $50 million with a term of eight years years and repayable in equal quarterly installments with the final payment in June 2018. The Golar Freeze facility requires certain cash balances to be held on deposit during the period of the loan.  These balances are referred to in these consolidated financial statements as restricted cash.

Debt and lease restrictions

Certain of the Company's debt are collateralized by ship mortgages and, in the case of some debt, pledges of shares by each guarantor subsidiary.  The existing financing agreements impose operating and financing restrictions which may significantly limit or prohibit, among other things, the Company's ability to incur additional indebtedness, create liens, sell capital shares of subsidiaries, make certain investments, engage in mergers and acquisitions, purchase and sell vessels, enter into time or consecutive voyage charters or pay dividends without the consent of the Lenders.  In addition, Lenders may accelerate the maturity of indebtedness under financing agreements and foreclose upon the collateral securing the indebtedness upon the occurrence of certain events of default, including a failure to comply with any of the covenants contained in the financing agreements.  Various debt agreements of the Company contain certain covenants, which require compliance with certain financial ratios. Such ratios include equity ratio covenants and minimum free cash restrictions.  With regards to cash restrictions Golar has covenanted to retain at least $25 million of cash and cash equivalents on a consolidated group basis.  As of December 31, 2011, we complied with all covenants of our various debt and lease agreements with the exception of one of our subsidiaries, Golar Partners, in respect of its consolidated net worth covenant under its Golar LNG Partners credit facility.

In March 2012, one of the Company's subsidiaries, Golar LNG Partners LP ("Golar Partners"), received a waiver relating to its requirement to comply with its consolidated net worth covenant as of December 31, 2011 from the lenders under the Golar LNG Partners credit facility. Absent this waiver, Golar Partners would not have been in compliance with such covenant as of December 31, 2011 due to the required accounting treatment of the its acquisition from Golar of a 100% interest in the subsidiaries that own and operate the Golar Freeze. The acquisition is accounted for as a reorganization of entities under common control.  Such accounting treatment requires that the excess of the proceeds Golar Partners paid over the historical cost of the combining entity be treated as an equity distribution, which resulted in a $165.8 million reduction in the Golar Partners' equity as of December 31, 2011.  In connection with the grant of such waiver, in order to avoid any such default that could occur in the future as a result of acquisitions by Golar Partners from Golar that may require accounting as a reorganization of entities under common control, the definition of consolidated net worth contained in such credit facility has been amended to permit, in connection with up to two such additional acquisitions, the addition to Golar Partners' consolidated net worth (as defined in such credit facility) of the difference between the original purchase price and the original net book value (subject to adjustment for depreciation).

CAPITAL LEASES	12 Months Ended
Dec. 31, 2011
Leases, Capital [Abstract]
CAPITAL LEASES

24.	CAPITAL LEASES

(in thousands of $)	2011	2010
Total long-term obligations under capital leases	405,843	411,875
Less: current portion of obligations under capital leases	(5,909)	(5,766)
Long term obligations under capital leases	399,934	406,109

As at December 31, 2011 and 2010, Golar operated three vessels under capital leases.  These leases are in respect of a refinancing transaction undertaken during 2003, a lease financing transaction during 2004 and another in 2005.

The leasing transaction in 2003 was in relation to the newbuilding, the Methane Princess.  In August 2003, the Company novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the UK ("Methane Princess Lease"). The lessor of the Methane Princess has second priority security interest in the Methane Princess and the Golar Spirit.

The leasing transaction in 2004 was in relation to the newbuilding, the Golar Winter. In April 2004, the Company novated the Golar Winter newbuilding contract prior to completion of construction and leased the vessel from a financial institution in the UK ("Golar Winter Lease").

The leasing transaction in April 2008 was in relation to the newbuilding, the Golar Grand.  In April 2008, the Company novated the Golar Grand newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the UK ("Grand Lease").

Golar's obligation to the lessors under the Methane Princess Lease is primarily secured by letters of credit ("LC") provided by other banks.  Details of the security deposits provided by Golar to the banks providing the LC's are given in Note 18.

As at December 31, 2011, the Company is committed to make quarterly minimum rental payments under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2012	6,985	10,002	9,161	26,148
2013	7,273	10,002	9,112	26,387
2014	7,551	10,002	9,057	26,610
2015	7,844	10,002	9,044	26,890
2016	8,142	10,002	9,044	27,188
2017 and thereafter	244,180	155,032	188,524	587,736
Total minimum lease payments	281,975	205,042	233,942	720,959
Less: Imputed interest	(133,265)	(85,672)	(96,179)	(315,116)
Present value of minimum lease payments	148,710	119,370	137,763	405,843

The profile of the Methane Princess Lease is such that the lease liability continues to increase until 2014 and thereafter decreases over the period to 2034 being the primary term of the lease.  The interest element of the lease rentals is accrued at a rate based upon floating British Pound (GBP) LIBOR.

The Golar Winter Lease is for a primary period of 28 years, expiring in April 2032. The lease liability is reduced by lease rentals from inception. The interest element of the lease rentals is accrued at a rate based upon floating rate British Pound (GBP) LIBOR. The lease with respect to the Golar Winter contains a minimum value clause that is applicable only if the Golar Winter is not chartered under a time charter acceptable to the lessor for this purpose, such as the current time charter. The Golar Winter Lease generally provides that, in the event that the Golar Winter charter is terminated and is not replaced with a similar charter, the amount of any obligations outstanding under the Golar Winter Lease shall be equal to or less than 80% of the value of the vessel at the time of any such charter termination. In the event that the minimum value clause becomes applicable and is not satisfied, the lessee shall either procure a letter of credit in an amount sufficient to cover any deficiency between the amount that is equal to 80% of the value of the vessel at the time of any such charter termination and the amount of any obligations outstanding under the Golar Winter Lease or, if the lessor agrees, provide alternative additional security to the lessor.  As of December 31, 2011, there was no cash deposit secured against the lease obligation.

The Grand Lease is for a primary period of 30 years, expiring January 2036.  The lease liability is reduced by lease rentals from inception.  The interest element of the lease rentals is accrued at a rate based upon floating rate USD LIBOR.  In contrast to the Company's other leases the Grand Lease obligation and the cash deposits securing the lease obligation are denominated in USD.  However, in common with the Golar Winter Lease, the cash deposits securing the lease obligation are significantly less than the lease obligation itself.  As of December 31, 2011, the Company had entered into interest rate swaps of $61 million (2010: $66 million) to fix the interest rate in respect of its Grand Lease obligation which matures in April 2012.

The Company determined that the entities that owned the vessels were variable interest entities in which Golar had a variable interest and was the primary beneficiary.  Upon transferring the vessels to the financial institutions, Golar measured the subsequently leased vessels at the same amounts as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES

25.	OTHER LONG-TERM LIABILITIES

(in thousands of $)	2011	2010
Tax benefits on intra-group transfers of long-term assets	56,628	29,184
Liabilities in respect of the termination of the Five Ship Leases	—	51,089
Pension obligations (see note 22)	37,584	33,451
Deferred credits from capital lease transactions	19,153	19,780
Other	132	132
	113,497	133,636

Tax benefits arising on intra-group transfers of long-term assets arose from transactions between controlled entities in respect of five vessels, the Golar Freeze, Golar Spirit, Gimi, Hilli and Nusantara Regas Satu that generated a permanent tax benefit for the Company. The tax benefits are being amortized through the tax line of the statement of operations over the remaining useful lives of the vessels (see note 8).  $12 million of the liabilities in respect of the termination of the Five Ship Leases was transferred and recorded in "accrued expenses – provision for taxes" (see note 20) of which $6 million was paid in 2011.

Deferred credits from capital lease transactions

(in thousands of $)	2011	2010
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(4,911)	(4,286)
	19,780	20,405
Short-term (see note 21)	627	625
Long-term	19,153	19,780
	19,780	20,405

In connection with the Methane Princess Lease and the Five Ships Leases, the Company initially recorded an amount representing the difference between the net cash proceeds received upon sale of the vessels and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of UK leases. The deferred credits are amortized over the remaining estimated useful economic lives of the vessels to which the leases relate on a straight-line basis.  The Five Ships Leases were terminated in 2010.

Amortization for the years ended December 31, 2011, 2010 and 2009 was $0.6 million, $3.9 million and $3.9 million, respectively.

EQUITY OFFERINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
EQUITY OFFERINGS OF SUBSIDIARIES

26.	EQUITY OFFERINGS OF SUBSIDIARIES

(in thousands of $)	Golar Partners (Initial Public Offering) 2011	Golar Energy (Private Placement) 2009
Total proceeds received	310,500	119,686
Less: Offering expenses	(22,705)	(4,294)
Net proceeds received	287,795	115,392

Golar LNG Partners LP ("Golar Partners")

(a)
During April 2011, the Company completed an initial public offering ("IPO") of its subsidiary, Golar Partners for 13.8 million common units (including the 1.8 million units issued upon the exercise of the underwriter's overallotment option) at a price of $22.50 per unit, for net proceeds of $287.8 million which has been recorded as an increase in the Company's stockholders' equity.  As a result of the offering, the Company's ownership of Golar Partners was reduced to 65%.

(b)
In October 2011, the Company transferred its 100% equity interests in certain subsidiaries which own and operate the FSRU, the Golar Freeze and holds the respective secured bank debt to Golar Partners.  The purchase consideration was $330 million for the vessel (based on a third party valuation) and $9 million of working capital adjustments net of the assumed bank debt of $108 million, resulting in a total purchase consideration of approximately $231 million of which $222.3[1] million was principally financed by loan financing from Golar ("Golar LNG facility").  The Golar LNG facility is unsecured and bears interest at a fixed rate of 6.75% per annum and repayments are quarterly with a final balloon payment of $222.3 million in October 2014.  As a result of this transaction, the Company recorded an addition in the Company's stockholders' equity of $96.7 million.

Golar Partners is a Marshall Islands Limited Partnership, listed on the NASDAQ stock exchange, formed by the Company to own and operate FSRUs and LNG carriers under long-term charters.  As of December 31, 2011, Golar Partners operates a fleet of three FSRUs and two LNG carriers.  Golar Partner's vessels all operate under long-term charters with expiration dates between 2017 and 2024.  Golar Partners has a 100% interest in each of its vessels except for the Golar Mazo, where it has 60%.  As of December 31, 2011 the Company held a 65% interest in Golar Partners (including a 2% general partner interest).

(c)
In connection with Golar Partner's IPO, Golar Partners entered into an omnibus agreement with the Company, the general partners and others governing, among other things, (i) to what extent the Company and Golar Partners may compete with each other, (ii) options to purchase the Golar Freeze (this option was exercised in October 2011) and the Nusantara Regas Satu upon completion of its FSRU retrofitting and acceptance by the charterer (iii) to provide certain rights of first offer on certain LNG carrier and FSRUs operating under charters for five or more; and (iv) the provision of certain indemnities by the Company.

Golar LNG Energy Limited ("Golar Energy")

(d)
In August 2009, the Company completed a private placement offering of its subsidiary, Golar Energy for 59.8 million new common shares (including 4.8 million shares issued upon the exercise of the underwriter's overallotment option) at a price of $2 per share, for net proceeds of $115.4 million which has been recorded as an increase in stockholders' equity.  As a result of the offering the Company's ownership in Golar Energy was reduced to 68%.

(e)
In connection with the private placement, 12 million warrants were issued by Golar Energy to private investors.  Each warrant gave the holder the right to subscribe for warrants for one share in Golar Energy at a price of $2 per share.  In December 2010, 9.4 million warrants were exercised and the remainder cancelled, resulting in an increase in the Company's stockholders' equity of $18.8 million.

(f)
Between April 2011 to June 2011, the Company in a series of piecemeal acquisitions acquired an additional 92.3 million shares, representing a 38.9% interest in Golar Energy, to bring its ownership interest to 100%.  Of the 92.3 million shares acquired, 70.3 million (76%), were exchanged for newly issued shares in Golar, where the seller received one share in Golar for every 6.06 Golar Energy shares held, thereby increasing the Company's share capital by $11.6 million and share premium of $340 million.  The new Golar LNG shares were effectively issued for $30.30 per share.  The remaining Golar Energy shares were acquired at a price of approximately $5 per share.  As a result of these transactions, non-controlling interest of $129.4 million was eliminated and the difference between the non-controlling interest and consideration paid was recognized as a reduction in additional paid in capital of $336.2 million.  On July 4, 2011, Golar Energy was delisted from the Norwegian stock exchange, Oslo Axess.

(g)
In connection with the above transactions described in (f) above, in May 2011, the remaining outstanding 5.4 million options in Golar Energy were cancelled and exchanged for options in Golar (see note 27 for details).

[1] Golar LNG Partners is a subsidiary of the Company.  Accordingly, the vendor financing loan provided by the Company in respect of the dropdown of the Golar Freeze to Golar LNG Partners, has been eliminated on consolidation for the purpose of the Company's consolidated financial statements.

SHARE CAPITAL AND SHARE OPTIONS	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
SHARE CAPITAL AND SHARE OPTIONS

27.	SHARE CAPITAL AND SHARE OPTIONS

The Company's ordinary shares are listed on both the Nasdaq and Oslo Bors Stock Exchanges.

As at December 31, 2011 and December 31, 2010, authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2011	2010
100,000,000 common shares of $1.00 each	100,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2011	2010
80,236,252 (2010: 67, 808,200) outstanding issued common shares of $1.00 each	80,237	67,808

The Company issued 0.8 million and 0.2 million common shares upon the exercise of stock options in December 31, 2011 and 2010, respectively.  In addition, 11.6 million shares were issued in relation to the acquisition of the non-controlling interest in Golar Energy.  Refer to note 26(f).

Treasury shares

In November 2007, the Company's board of directors approved the buyback of up to a maximum of 1.0 million shares in the Company. As at December 31, 2011, a further 0.3 million shares in the Company maybe repurchased. The holding of treasury shares is held in connection with the Company's share options plans.

The number of treasury shares held by the Company is as follows:

(Number of shares in thousands)	2011	2010	2009
At January 1	150	450	350
Acquired during the year	—	—	300
Disposed of during the year	(150)	(300)	(200)
At December 31	—	150	450

(In thousands of $)	2011	2010	2009
At December 31:
Book value of treasury shares	—	2,280	6,841
Market value of treasury shares	—	2,245	5,769

Share options

Golar LNG share options

In July 2001, the Company's board of directors approved the grant of options to eligible employees to acquire an aggregate 2.0 million shares in the Company. In July 2001, the Company granted 0.4 million share options to certain directors and officers. The options vested in July 2002, and have a ten year term.

In February 2002, the Company's board of directors approved the Golar LNG Limited Share Option Scheme ("Golar Scheme"). The Golar scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five year terms and vest equally over a period of three to four years. There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares or treasury shares in the Company may be used to satisfy exercised options.

In connection with the delisting of Golar Energy (see note 26), previously granted options for 5.4 million shares in Golar Energy were cancelled in May 2011 and concurrently replaced with 0.9 million new options in Golar. This has been accounted for as a modification of previous awards of equity instruments.  However, the Company recorded no difference between the total incremental cost of the original and modified options as the fair value of the options modified was below the fair value of the original options granted.

As at December 31, 2011, 2010 and 2009, the number of options outstanding in respect of Golar shares was 0.8 million, 1.0 million and 1.5 million, respectively.

Golar Energy share options

In August 2009, the board of directors of the Company's subsidiary, Golar Energy approved the Golar LNG Energy Share option Scheme ("Energy Scheme"). The terms of the Energy Scheme follow that of the Golar Scheme.

Previously granted options for 1.1 million shares in Golar were cancelled in October 2009 and concurrently replaced with 3.9 million new options in Golar Energy and  0.3 million new options in Golar. This was accounted for as a modification of previous awards of equity instruments. The total incremental cost of the options modified in 2009 was $1.4 million, which is being recognized over the revised vesting period of 2.7 years.

In June 2011, in connection with the delisting of Golar Energy (see note 26), previously granted options for 5.4 million shares in Golar Energy were cancelled and concurrently replaced with new options in Golar (as discussed above).  Accordingly as of December 31, 2011, there were nil options outstanding under the Energy scheme.  For each of the prior years ended December 31, 2010 and  2009, there were 6.1 million and 3.9 million options for Golar Energy shares outstanding, respectively.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions used are noted in the table below:

	2011	2010	2009
Risk free interest rate	1.8%	2.0%	2.4%
Expected volatility of common stock	53.2%	56.7%	54.4%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.6 years	3.5 years	3.5 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of the Company's common stock.  The Company uses the simplified method for making estimates as to the expected term of options, based on the vesting period of the award and represents the period of time that options granted are expected to be outstanding.  The dividend yield has been estimated at 0% as the exercise price of the options, granted in 2006 and later, are reduced by the value of dividends, declared and paid on a per share basis.

A summary of option activity (including Golar Energy options prior to cancellation in May 2011) as at December 31, 2011, 2010 and 2009, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2008	2,670	$14.51	3.2
Granted during the year	4,190	$2.77
Exercised during the year	(200)	$9.89
Forfeited during the year	(1,173)	$20.16
Options outstanding at December 31, 2009	5,487	$4.51	2.2
Granted during the year	2,323	$1.62
Exercised during the year	(531)	$7.81
Options outstanding at December 31, 2010	7,279	$2.96	2.0
Exercised during the year	(1,604)	$7.46
Forfeited during the year	(285)	$5.43
Options exchanged
- Golar Energy options exchanged and cancelled	(5,438)	$1.95
- Golar LNG options issued	897	$11.84
Options outstanding at December 31, 2011	849	$10.11	1.2

Options exercisable at:
December 31, 2011	299	$9.94	0.3
December 31, 2010	2,217	$4.66	1.1
December 31, 2009	1,272	$10.12	1.2

The exercise price of all options except for those issued in 2001, is reduced by the amount of the dividends declared and paid; the above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year the average of the reduced option prices is shown.

The intrinsic value of share options exercised in the years ended December 31, 2011, 2010 and 2009 was $14.9 million, $3.5 million and $0.7 million, respectively.

As at December 31, 2011, the intrinsic value of share options that were both outstanding and exercisable was $29.2 million (2010: $7.3 million).

The total fair value of share options vested in the years ended December 31, 2011, 2010 and 2009 was $6.3 million, $1.8 million and $3.9 million, respectively.

Compensation cost of $2.0 million, $1.9 million and $1.7 million has been recognized in the Consolidated Statement of Operations for the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, the total unrecognized compensation cost amounted to $6.2 million (2010: $7.0 million) relating to options outstanding is expected to be recognized over a weighted average period of 1.37 years.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS

28.	FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates.  The Company has entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective hedge the interest rate exposure.  The Company does not hold or issue instruments for speculative or trading purposes.  The counterparties to such contracts are major banking and financial institutions.  Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however the Company does not anticipate non-performance by any of its counterparties.

The Company manages its debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates.  The Company hedge accounts for certain of its interest rate swap arrangements designated as cash flow hedges.  The net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective.  The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.  As at December 31, 2011, the Company does not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

During the years ended December 31, 2011, 2010 and 2009, the Company recognized a net loss of $0.6 million, $0.4 million and $0.6 million, respectively, in earnings relating to the ineffective portion of its interest rate swap agreements designated as hedges.

As of December 31, 2011, the Company has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	899,080	2013-2018	0.92% to 5.04%

As of December 31, 2011, the notional principal amount of the debt and capital lease obligations outstanding subject to such swap agreements was $899.1 million (2010: $620.3 million).

The effect of cash flow hedging relationships relating to interest rate swap agreements on the consolidated statements of operations is as follows:

	Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments location	2011	2010	2009	2011	2010	2009
Interest rate swaps Other financial items, net	—	—	—	$(632)	$(427)	$(552)

The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

	Amount of gain/(loss) recognized in OCI on derivative (effective portion)
Derivatives designated as hedging instruments	2011	2010	2009
Interest rate swaps	1,024	(8,578)	11,615

As of December 31, 2011, the Company's accumulated other comprehensive loss included $19.5 million of unrealized losses on interest rate swap agreements designated as cash flow hedges.

Foreign currency risk

The majority of the vessels' gross earnings are receivable in U.S. dollars.  The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company.  However, the Company incurs expenditure in other currencies.  Certain capital lease obligations and related restricted cash deposits of the Company are denominated in British Pounds.  There is a risk that currency fluctuations will have a negative effect on the value of the Company's cash flows.

The net foreign exchange loss in respect of the lease of $0.8 million arose in the year ended December 31, 2011 as a result of the retranslation of the capital lease obligations and the cash deposits securing those obligations net of the loss (2010: $3 million loss) on the Golar Winter currency swap referred to below. The net loss for the year ended December 31, 2011 arose due to the mark-to-market valuation of the Golar Winter currency swap representing the movement in fair value. This net loss represents an unrealized loss and does not therefore materially impact the Company's liquidity given the maturity dates of the underlying lease obligations and the related currency swap. Further foreign exchange gains or losses will arise over time in relation to the Company's capital lease obligations as a result of exchange rate movements. Gains or losses will only be realized to the extent that monies are, or are required to be withdrawn or paid into the deposits securing our capital lease obligations or if the leases are terminated.

As described in note 24, in April 2004, the Company entered into a lease arrangement in respect of the Golar Winter, the obligation in respect of which is denominated in GBP.  In this transaction the restricted cash deposit, which secured the letter of credit given to the lessor to secure part of Golar's obligations to the lessor was much less than the obligation and is currently nil, and therefore, unlike the Methane Princess Lease, does not provide a natural hedge.  In order therefore to hedge this exposure the Company entered into a currency swap with a bank, who is also the lessor, to exchange GBP payment obligations into U.S. dollar payment obligations as set out in the table below.  The swap hedges the full amount of the GBP lease obligation and the restricted cash deposit is denominated in U.S dollars.  The Company could be exposed to currency risk if the lease was terminated.

In addition, to limit the Company's exposure to foreign currency fluctuations from its obligations under its various FSRU retrofitting projects the Company enters into foreign currency forward contracts. The Company has not designated its foreign currency forward contracts as cash flow hedges for accounting purposes.

As of December 31, 2011, the Company has entered into the following foreign currency forward contracts as summarized below:

	Notional amount
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	Average forward rate USD foreign currency
Currency rate swaps:
British Pounds	60,462	111,128	2032	1.5803
Norwegian Kroner	26,000	4,211	2012	0.1619
Singapore Dollar	15,800	12,134	2012	0.7674

The counterparties to the foreign currency swap contracts are major banking institutions. Credit risk exists to the extent that the counterparty is unable to perform under the contract; however the Company does not anticipate non-performance by any of its swap counterparties.

Fair values
The Company recognizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

	Fair value	2011	2011	2010	2010
(in thousands of $)	Hierachy(1)	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	66,913	66,913	164,717	164,717
Restricted cash and short-term investments	Level 1	213,282	213,282	207,856	207,856
Long-term unlisted investments - (1)	Level 3	7,347	N/a	7,347	N/a
Long-term debt – fixed (1)		—	—	10,000	10,000
Long-term debt – floating (1)		771,549	771,549	787,078	787,078
Obligations under capital leases(1)		405,843	405,843	411,875	411,875
Derivatives:
Commodity contracts asset	Level 2	—	—	111	111
Interest rate swaps liability (2)	Level 2	59,084	59,084	50,051	50,051
Foreign currency swaps liability	Level 2	27,622	27,622	26,205	26,205

(1)	The fair value hierachy is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.

(2)
The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2011 and 2010, was $25.9 million (with a notional value of $436.3 million) and $24 million (with a notional value of $284.3 million), respectively. The expected maturity of these interest rate agreements is from April 2012 to March 2018.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.
The estimated fair value for restricted cash and short-term investments is considered to be equal to the carrying value since restricted cash bears variable interest rates which are rest on a quarterly basis and short-term investments are placed for periods of less than six months.

The carrying value of unlisted investments refers to the Company's holdings in OLT‑O. As at December 31, 2011, the Company did not identify any events or changes in circumstances that would indicate the carrying value of its unlisted investment in OLT‑O were not recoverable.  Accordingly, the Company did not estimate the fair value of this investment as at December 31, 2011.

The estimated fair value for floating long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly or six monthly basis.  The fair value of the fixed rate long-term debt is estimated to be equal to the carrying value.

The estimated fair values of obligations under capital leases are considered to be equal to the carrying value since they bear interest at rates, which are reset on a quarterly basis.

The fair value of the Company's derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and the creditworthiness of the Company and its swap counterparties.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents, restricted cash and short-term investments to the extent that substantially all of the amounts are carried with Nordea Bank of Finland PLC, Lloyds TSB Bank plc, The Bank of New York, DNB Bank ASA, Santander UK plc and Fokus Bank.  However, the Company believes this risk is remote.

During the year ended December 31, 2011, four customers accounted for the majority of total operating revenues of the Company.  These revenues and associated accounts receivable are derived from two time charters with Petrobras, one time charter with DUSUP, one time charter with Pertamina, and one time charter with Qatar Gas Transport Company.

DUSUP is a government entity which is the sole supplier of natural gas to the Emirate Pertamina is a state enterprise of the Republic of Indonesia.  Credit risk is mitigated by the long-term contracts with Pertamina being on a ship-or-pay basis.  Also, under the various contracts the Company's vessel hire charges are paid by the trustee and paying agent from the immediate sale proceeds of the delivered gas.  The trustee must pay the ship owner before Pertamina and the gas sales contracts are with the CPC Corporation, Taiwan.

The Company considers the credit risk of Petrobas, DUSUP, Pertamina and Qatar Gas Transport Company to be low.

During the years ended December 31, 2011, 2010 and 2009, Petrobras accounted for more than 30% of gross revenue (see note 5).  Details of revenues derived from other major customers for each of the years ended December 31, 2011, 2010 and 2009 are found in note 5.

There is a concentration of supplier risk with respect to the Company's nine newbuilds currently under construction by Samsung Heavy Industries Co Ltd ("Samsung") as at December 31, 2011.  However, the Company believes this risk is remote as Samsung is a global leader in the shipbuilding sector.  As typical with newbuilding contracts, the Company has entered into refund guarantee agreements with several banks.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

29.	RELATED PARTY TRANSACTIONS

Net (expenses) income (due to) from related parties:

(in thousands of $)	2011	2010	2009
Frontline Ltd. and subsidiaries ("Frontline") (a)	(972)	(984)	(261)
Seatankers Management Company Limited ("Seatankers") (a)	(64)	(62)	(82)
Ship Finance AS ("Ship Finance") (a)	190	161	195
Bluewater Gandria (b)	125	—	—
Golar Wilhelmsen (b)	(2,816)	—	—
World Shipholding (c)	(2,302)	(532)	—

Receivables (payables) from related parties:

(in thousands of $)	2011	2010
World Shipholding
- Loan (c)	(80,000)	(10,000)
- Other (d)	(21,134)	—
Frontline	181	(278)
Seatankers	(44)	(62)
Ship Finance	48	124
Bluewater Gandria	125	—
	(100,824)	(10,216)

a)
Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities.   Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears.   Frontline, Seatankers and Ship Finance and World Shipholding are each subject to significant influence or the indirect control of Trusts established by our chairman, John Fredriksen, for the benefit of his immediate family.

b)
As of December 31, 2011 the Company had a 50% and 60% equity interests in Bluewater Gandria and Golar Wilhelmsen, respectively, which it accounts for using the equity method (see note 11).  The charges to Bluewater relate to agency fees.  While Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services.

c)
World Shipholding revolving credit facility - In June 2009, the Company entered into an $80 million revolving credit facility with the Company's major shareholder, World Shipholding. The interest was fixed at 8% per annum with a commitment fee of 0.75% on any undrawn amounts available under the facility.  The facility was due to expire in June 2011.  In March 2011, the outstanding balance under the facility of $10 million was repaid.  In April 2011, the Company entered into a new $80 million revolving credit facility with a company related to World Shipholding.  The facility bears interest at LIBOR plus 3.5% together with a commitment fee of 0.75% of any undrawn portion of the credit facility (see note 23 for detail).

For each of the years ended December 31, 2011, 2010 and 2009, included within net expenses due to World Shipholding, include loan interest and commitment fees of $1.9 million, $0.3 million and $nil, respectively.

As of December 31, 2011, World Shipholding, which is indirectly controlled by Trusts established by John Fredriksen for the benefit of his immediate family, owned 46% (2010: 45.80%) of Golar.

d)
Unpaid dividends to World Shipholding – As of December 31, 2011, $21.1 million was outstanding in respect of unpaid dividends relating to the second and third quarters of 2011.  The interest incurred on the unpaid dividends was $0.1 million for the year ended December 31, 2011.

Dividends to non-controlling interests

(in thousands of $)	2011	2010	2009
Faraway Maritime Shipping Company	2,400	3,120	1,360
Golar Partners	10,132	—	—
	12,532	3,120	1,360

Faraway Maritime Shipping Company owns the vessel, the Golar Mazo.  Golar holds a 60% equity interest in the Company, with the remaining 40% interest held by CPC Corporation, Taiwan.

In April 2011, the Company's ownership of its subsidiary, Golar Partners reduced to 65% following the completion of its IPO (see note 26).  Accordingly, since its IPO, Golar Partners has made quarterly distributions of which $10.1 million were declared and paid in 2011 to non-controlling interests.

Refer to note 26 for discussion of transactions relating to the Company's listed subsidiaries.

CAPITAL COMMITMENTS	12 Months Ended
Dec. 31, 2011
CAPITAL COMMITMENTS [Abstract]
CAPITAL COMMITMENTS

30.	CAPITAL COMMITMENTS

Vessel Conversion

The Nusantara Regas Satu has recently completed its retrofitting into a FSRU in April 2012.  The vessel upon delivery to West Java, is expected to commence its long-term charter with Nusantara Regas at the beginning of May 2012.  As of December 31, 2011, in addition to shipyard payments, the Company had commitments to other various suppliers of services and equipment relating to the retrofit of the vessel. As at December 31, 2011, the estimated timing of the outstanding payments in connection with the Nusantara Regas Satu FSRU retrofitting is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2012	81,070

Newbuilding Contract

In 2011, we entered into newbuilding contracts for the construction of seven LNG carriers and two FSRUs with the Korean shipyard Samsung. Five of these vessels are scheduled to be delivered in 2013 and the remaining four vessels including the two FSRUs are scheduled to be delivered in 2014. The total cost of the nine vessels is approximately $1.9 billion of which $1.7 billion remain outstanding as at December 31, 2011.

As at December 31, 2011, the estimated timing of the payments in connection with these newbuildings is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2012	153,245
Payable within 12 months to December 31, 2013	925,730
Payable within 12 months to December 31, 2014	615,355
1,694,330

As discussed in note 1, as at December 31, 2011, the Company did not have facilities in place to finance its newbuilding program.  As of April 27, 2012 the Company required additional financing of approximately $2.4 billion to fund its newbuild construction commitments.

OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES

31.	OTHER COMMITMENTS AND CONTINGENCIES

Assets Pledged

(in thousands of $)	December 31, 2011	December 31, 2010
Book value of vessels secured against long-term loans and capital leases	1,703,196	1,616,814

Other Contractual Commitments and contingencies

Insurance
The Company insures the legal liability risks for its shipping activities with Gard and Skuld. Both are mutual protection and indemnity associations.  As a member of a mutual association, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the association.  A contingent liability exists to the extent that the claims records of the members of the association in the aggregate show significant deterioration, which results in additional calls on the members.

Tax lease benefits

The benefits under lease financings are derived primarily from tax depreciation assumed to be available to lessors as a result of their investment in the vessels. In the event of any adverse tax changes or a successful challenge by the U.K. Revenue authorities with regard to the initial tax basis of the transactions, or in relation to the lease restructuring subsequent terminations we have entered into in 2010 or in the event of an early termination of our remaining leases, we may be required to make additional payments to the U.K. vessel lessors or the UK revenue authorities which could adversely affect our earnings and financial position.  We would be required to return all or a portion of, or in certain circumstances significantly more than, the upfront cash benefits that we have received or accrued over time, together with fees that were incurred in respect of our lease financing transactions including the restructuring and subsequent termination transactions or post additional security or make additional payments to the U.K. vessel lessors.  Six UK tax leases we entered into during 2003 were structured so that a cash benefit was received up front (in total a gross amount before deduction of fees of approximately £41 million British pounds, or GBP).   Of these six leases we have since terminated five, with one lease remaining.  In addition we have entered into a further two U.K. tax leases but these accrue benefit over the term of the leases.

Other

In December 2005, the Company signed a shareholders' agreement in connection with the setting up of a jointly owned company to be named Egyptian Company for Gas Services S.A.E ("ECGS"), which was to be established to develop hydrocarbon business and in particular LNG related business in Egypt.  As at December 31, 2011, the Company had a commitment to pay $1.0 million to a third party, contingent upon the conclusion of a material commercial business transaction by ECGS as consideration for work performed in connection with the setting up and incorporation of ECGS.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

32.	SUBSEQUENT EVENTS

On January 18, 2012, the Company acquired the remaining 50% equity interest in its associate, Bluewater Gandria, which owns the vessel, the Golar Gandria. Bluewater Gandria is a company pursuing opportunities to develop offshore LNG FSRU projects. Total net purchase consideration was $19.5 million, settled in cash. As a result of this transaction Bluewater Gandria is now a wholly owned subsidiary of the Company. This transaction is a business combination. The Company is in the process of finalising the accounting for the acquisition and therefore business combination disclosures will be presented in the Company's next available interim report.

In February 2012, the Company declared a dividend of $0.325 per share in respect of the year ended December 31, 2011. Of the amount due, $26.1 million was paid in March 2012. In addition the Company's subsidiary Golar Partners made a final cash distribution of $0.43 per unit in February 2012 in respect of the year ended December 31, 2011, of which a total of $5.9 million was paid to non controlling interests.

In February 2012, the Company entered into newbuilding contracts for a further four LNG carriers for a total contracted cost of approximately $800 million, of which payments of $80 million have been made in 2012. Delivery for three vessels is scheduled for 2014 and the fourth in early 2015.

In March 2012, the Company completed a private placement offering for convertible bonds, for gross proceeds of $250 million. The secured convertible bonds mature in March 2017 when the holder may convert the bonds into common shares of Golar or redeem at 100% of the principal amount. The convertible bonds have an annual coupon rate of 3.75% which is payable quarterly in arrears.

In April 2012, the Company completed the reactivation of both the vessels, the Hilli and the Golar Gandria.   The aggregate reactivation costs for both vessels were approximately $30 million.

In April 2012, the Nusantara Regas Satu completed its FSRU retrofitting and will commence its long term charter with Nusantara Regas upon delivery in West Java in May 2012.

In April 2012, the Company announced that it will in the near term call for an extraordinary shareholder meeting ("EGM") to obtain shareholder approval to delist from the Oslo Stock Exchange. In accordance with Oslo Stock Exchange rules, such a delisting requires the approval of two thirds of the shareholders present at the EGM. The Company's major shareholder, World Shipholding which owns 46.0% intends to vote in favor of the delisting.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Company is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the Consolidated Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Investments in companies over which the Company exercises significant influence but, does not consolidate are accounted for using the equity method.  The Company records its investments in equity-method investees on the consolidated balance sheets as "Equity in net assets of non-consolidated investees" and its share of the investees' earnings or losses in the Consolidated Statements of Operations as "Equity in net earnings of investees."  The difference, if any, between the purchase price and the book value of the Company's investments in equity method investees is included in the accompanying Consolidated Balance Sheets in "Equity in net assets of non consolidated investees."

Investments in which the Company has a majority interest but it does not control, due to the participating rights of non-controlling interests, are accounted for using the equity method.

Revenue and expense recognition
Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs.  Revenues generated from time charters, which are classified as operating leases by the Company, are recorded over the term of the charter as service is provided. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years.  Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable.  However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis.  Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port.  For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Under time charters, voyage expenses are paid by the Company's customers.  Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs.  These expenses are recognized as incurred.

Cash and cash equivalents	Cash and cash equivalents The Company considers all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term investments
Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits which may only be used to settle certain pre-arranged loan or lease payments and bid bonds in respect of tenders for projects entered into by the Company.  The Company considers all short-term investments as held to maturity.  These investments are carried at amortized cost.  The Company places its short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Inventories	Inventories Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.
Newbuildings
Newbuildings

Newbuilds are stated at cost.  All pre-delivery costs incurred during the construction of newbuilds, including purchase installments, interest, supervision and technical costs, are capitalized.  Newbuilds are not depreciated until the vessel is available for use.

Vessels and equipment
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation.  The cost of vessels and equipment less the estimated residual value is depreciated on a straight-line basis over the assets' remaining useful economic lives.  Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives.  Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment. Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years.  For vessels that are newly built or acquired, the Company has adopted the "built-in overhaul" method of accounting.  The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets.  The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated.

Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Leases
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term.   Rental income and expense are amortized over the lease term on a straight-line basis.
Vessels under capital lease

The Company leases certain vessels under agreements that have been accounted for as capital leases. Obligations under capital leases are carried at the present value of future minimum lease payments.   The accounting policies relating to the asset balance, such as depreciation and drydocking expenditure follow those described under "Vessels and equipment".  Interest expense is calculated at a constant rate over the term of the lease.

Certain of our capital leases are 'funded' via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise, this is funded by, or released to, available working capital.

Interest costs capitalized
Interest costs capitalized

Interest costs are expensed as incurred except for interest costs that are capitalized.  Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use.  Qualifying assets consist of vessels under construction and includes vessels undergoing conversion into FSRUs for the Company's own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or the Company's weighted average cost of borrowings where appropriate, over the term period from commencement of the newbuilding and conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

Deferred credit from capital leases
Deferred credit from capital leases

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 25). Amortization of deferred income is offset against depreciation and amortization expense in the Consolidated Statement of Operations.

Impairment of long-term assets
Impairment of long-term assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-term assets may not be recoverable.  When such events or changes in circumstances are present, the Company assesses the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.  If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan.  Amortization of deferred loan costs is included in "Other financial items" in the Consolidated Statement of Operations.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Marketable securities
Marketable securities

The Company's investments in marketable securities in which the Company does not have the ability to exercise significant influence over the investee are classified as available-for-sale securities and are carried at fair value.  Net unrealized gains or losses on available-for-sale securities are reported as a component of accumulated other comprehensive income. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method. The Company records these investments within "Other non-current assets" in the Consolidated Balance Sheet.

Unlisted investments
Unlisted investments

Unlisted investments in which the Company holds less than a 20% interest and in which it does not have the ability to exercise significant influence over the investee are initially recorded at cost and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  The Company records these investments within "Other non-current assets" in the Consolidated Balance Sheet.

Derivatives
Derivatives

The Company uses derivatives to reduce market risks associated with its operations.  The Company uses interest rate swaps for the management of interest rate risk exposure.  The interest rate swaps effectively convert a portion of the Company's debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Company seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

From time to time the Company enters into equity swaps.  Under these facilities the Company swaps with its counterparty (usually a major bank) the risk of fluctuations in the Company's share price and the benefit of any dividends, for a fixed payment of LIBOR plus margin.  The counterparty may acquire shares in the Company to hedge its own position.  However, there is no obligation by the Company to purchase any shares from the counterparty.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying Consolidated Balance Sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.  Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the Consolidated Balance Sheet.  Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the Consolidated Balance Sheet, except if the current portion is a liability, in which case the current portion is included in "Other current liabilities."  The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting.  The Company hedge accounts for certain of its interest rate swap arrangements designated as cash flow hedges.  For derivative instruments that are not designated or do not qualify as hedges under the guidance, the changes in fair value of the derivative financial instrument are recognized each period in current earnings in "Other financial items".

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item.  This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge.  If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in equity.  The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness.  The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative.  The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings.  If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense).  If the hedged items are no longer probable of occurring, amounts recognized in  equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

LNG trading

The company trades in physical cargoes, futures, swaps and options, all of which are traded on and recognized in liquid markets. Purchase and sales are recognized on the trade date. Open trading positions are stated at fair value based on closing market price on the balance sheet date. The market values of open positions are shown in debtors if positive or creditors if negative. Realized and unrealized gains and losses are recognized in current earnings in "Other operating gains and losses".

Foreign currencies
Foreign currencies

The Company's and its subsidiaries' functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of the Company's expenditures are made in U.S. dollars.  The Company's reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction.  Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date.  Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange.  Foreign currency transaction and translation gains or losses are included in the Consolidated Statements of Operations.

Fair value measurements
Fair value measurements

The Company uses fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Stock-based compensation
Stock-based compensation

In accordance with the guidance on "Share Based Payment" the Company is required to expense the fair value of stock options issued to employees over the period the options vest.  The Company amortizes stock-based compensation for awards on a straight-line basis over the period during which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period.  No compensation cost is recognized for stock options for which employees do not render the requisite service.  The fair value of employee share options is estimated using the Black-Scholes option-pricing model.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS.  Treasury shares are not included in the calculation.  Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.  Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Pensions
Pensions

Defined benefit pension costs, assets and liabilities which requires adjustment of the significant actuarial assumptions annually to reflect current market and economic conditions.  The guidance states that full recognition of the funded status of defined benefit pension plans to be included within a Company's balance sheet. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statement of Operations.

Income taxes
Income taxes

Income taxes are based on a separate return basis.  The guidance on "Accounting for Income Taxes" prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in statement of change in equity and not in statement of operations.

Gain on issuance of shares by subsidiaries/investees
Gain on issuance of shares by subsidiaries/investees

The Company recognizes a gain or loss when a subsidiary or an equity method investee issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in the Company's ownership interest in the subsidiary/investee.  The gain or loss is recorded in the line "Additional paid-in capital."

Segment reporting
Segment reporting

A segment is a distinguishable component of the Company that is engaged in business activities from which it earns revenues and incurs expenses whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards that are different from those of other segments. The Company has identified two reportable industry segments; vessel operations and LNG trading. The Company does not provide geographic analysis as vessel operations and LNG trading are global in nature and constantly changing.

Treasury shares	Treasury shares Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.
Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Useful lives applied in depreciation	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Amounts recognized in accumulated other comprehensive income
As at December 31, 2011 and 2010, the Company's accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(19,462)	(20,964)
Losses associated with pensions, net of tax recoveries of $0.4 million (2010: $nil)	(15,486)	(12,347)
Accumulated other comprehensive loss	(34,948)	(33,311)
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2011	2010
Net actuarial loss	15,876	12,347

SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2011
SUBSIDIARIES [Abstract]
Listing of significant subsidiaries
The following table lists the Company's significant subsidiaries and their purpose as at December 31, 2011. Unless otherwise indicated, the Company owns a 100% controlling interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns Golar Mazo
Golar LNG 1460 Corporation	Marshall Islands	Owns Golar Viking
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar LNG 2226 Corporation	Marshall Islands	Leases Golar Grand
Golar LNG 2234 Corporation	Republic of Liberia	Owns Golar Maria
Golar Management Limited	United Kingdom	Management company
Golar Spirit (UK) Limited	United Kingdom	Operates and leases Golar Spirit
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar Partners Operating LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Partners LP – Limited Partnership	Marshall Islands	Holding Partnership
Golar LNG Energy Limited	Bermuda	Holding company
Golar Freeze Limited	Marshall Islands	Owns Golar Freeze
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar Gimi Limited	Marshall Islands	Owns Gimi
Golar Hilli Limited	Marshall Islands	Owns Hilli
Golar Khannur Corporation	Marshall Islands	Owns and operates Nusantara Regas Satu (formerly named the Khannur)
Golar Commodities Limited	Bermuda	Trading company
Commodities Advisors LLC	United States of America	Holding company
Golar Hull M2021 Corporation	Marshall Islands	Owns Newbuilding Hull 2021
Golar Hull M2022 Corporation	Marshall Islands	Owns Newbuilding Hull 2022
Golar Hull M2023 Corporation	Marshall Islands	Owns Newbuilding Hull 2023
Golar Hull M2024 Corporation	Marshall Islands	Owns Newbuilding Hull 2024
Golar Hull M2026 Corporation	Marshall Islands	Owns Newbuilding Hull 2026
Golar Hull M2027 Corporation	Marshall Islands	Owns Newbuilding Hull 2027
Golar Hull M2028 Corporation	Marshall Islands	Owns Newbuilding Hull 2028
Golar Hull M2031 Corporation	Marshall Islands	Owns Newbuilding Hull 2031
Golar Hull M2047 Corporation	Marshall Islands	Owns Newbuilding Hull 2047

SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment reporting information

(in thousands of $)	2011			2010
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Revenue from external customers	299,848	—	299,848	244,045	—	244,045
Vessel and voyage operating expenses	(68,914)	—	(68,914)	(85,221)	—	(85,221)
Administrative expenses	(26,988)	(6,691)	(33,679)	(16,580)	(6,252)	(22,832)
Impairment of long-term assets	(500)	—	(500)	(4,500)	—	(4,500)
Depreciation and amortization	(69,814)	(472)	(70,286)	(65,038)	(38)	(65,076)
Other operating gains and losses	—	(5,438)	(5,438)	—	(6,230)	(6,230)
Operating income (loss)	133,632	(12,601)	121,031	72,706	(12,520)	60,186
Gain on sale of available-for-sale securities	541	—	541	4,196	—	4,196
Net financial expenses	(52,593)	(509)	(53,102)	(66,775)	(186)	(66,961)
Income taxes	1,705	—	1,705	(1,427)	—	(1,427)
Equity in net losses of investees	(1,900)	—	(1,900)	(1,435)	—	(1,435)
Net income (loss)	81,385	(13,110)	68,275	7,265	(12,706)	(5,441)
Non-controlling interests	(21,625)	—	(21,625)	5,825	—	5,825
Net income attributable to Golar LNG Ltd	59,760	(13,110)	46,650	13,090	(12,706)	384
Total assets	2,230,006	2,628	2,232,634	2,038,384	39,388	2,077,772

Revenue by major customer
In the years ended December 31, 2011, 2010 and 2009, revenues from the following customers accounted for over 10% of the Company's consolidated revenues:

(in thousands of $)	2011		2010		2009
Petrobras	93,741	31%	90,652	37%	57,622	27%
DUSUP	47,054	16%	29,893	12%	—	—
Pertamina	37,829	13%	36,944	15%	37,570	17%
Qatar Gas Transport Company	35,461	12%	—	—	—	—
BG Group plc	25,101	8%	49,147	20%	61,299	28%
Shell	5,105	2%	25,440	10%	45,564	21%

IMPAIRMENT OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
Impairment of long-term assets
Impairment of long-term assets as at December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Cost method investment (unlisted) (see note 19)	—	3,000	—
FSRU conversion parts (see note 19)	500	1,500	1,500
	500	4,500	1,500

OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2011	2010	2009
Mark-to-market adjustment for interest rate swap derivatives (see note 28)	(10,057)	(5,295)	17,385
Interest rate swap cash settlements (see note 28)	(14,201)	(13,018)	(13,976)
Mark-to-market adjustment for foreign currency derivatives (see note 28)	(1,417)	(6,996)	31,045
Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	182	4,581	(12,959)
Gain on termination of equity swap derivatives (net mark-to-market adjustment) (see note 28)	—	—	17,603
Financing arrangement fees and other costs	(930)	(6,743)	(1,305)
Loss on termination of lease financing arrangements	—	(7,777)	—
Amortization of deferred financing costs	(1,484)	(1,348)	(1,287)
Foreign exchange loss on operations	(945)	(1,473)	(6,010)
Other	(234)	(528)	—
	(29,086)	(38,597)	30,496

TAXATION (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense are as follows:

(in thousands of $)	2011	2010	2009
Current tax expense (income):
U.K.	2,733	1,030	(218)
Brazil	1,363	1,595	1,098
Total current expense	4,096	2,625	880
Deferred tax expense (income):
U.K.	886	(1,198)	763
Amortization of tax benefit arising on intra-group transfers of long term assets (see note 25)	(6,687)	—	—
Total income tax (gain) expense	(1,705)	1,427	1,643

Deferred income tax assets	Deferred income tax assets are summarized as follows:

(in thousands of $)	2011	2010
Deferred tax assets, gross	622	1,630
Valuation allowances	—	(399)
Deferred tax assets, net	622	1,231

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2011	2010	2009
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	46,650	384	23,082

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2011	2010	2009
Basic earnings per share:
Weighted average number of shares	74,707	67,597	67,577
Weighted average number of treasury shares	—	(424)	(347)
Weighted average number of common shares outstanding	74,707	67,173	67,230

Diluted earnings per share:
Weighted average number of common shares outstanding	74,707	67,173	67,230
Effect of dilutive share options	326	220	105
Common stock and common stock equivalents	75,033	67,393	67,335

Earnings per share are as follows:

	2011	2010	2009
Basic and Diluted	$0.62	$0.01	$0.34

OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Minimum contractual future revenues to be received on time charters
The minimum contractual future revenues to be received on time charters as of December 31, 2011, were as follows:

Year ending December 31,	Total
(in thousands of $)
2012	388,742
2013	342,076
2014	352,200
2015	273,964
2016	257,510
2017 and thereafter	932,114
Total	2,546,606	[1]

[1]   This excludes additional revenues relating to the amendment to the terms of the Golar Winter charter signed in January 2012. The amendment includes an increase in charter hire rates and an extension of the charter hire by five years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter.  The amendment to the charter was effected in January 2012.

Future minimum rental payments under non-cancellable operating leases	The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

Year ending December 31,	Total
(in thousands of $)
2012	735
2013	342
Total minimum lease payments	1,077

EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
The carrying amounts of the Company's investments in its equity method investments as at December 31, 2011 and 2010 are as follows:

(in thousands of $)	2011	2010
Bluewater Gandria	17,143	18,648
ECGS	5,294	1,574
Golar Wilhelmsen	92	54
Equity in net assets of non-consolidated investees	22,529	20,276

The components of equity in net assets of non-consolidated investees are as follows:

(in thousands of $)	2011	2010
Cost	28,868	24,715
Equity in net earnings of investees	(6,339)	(4,439)
Equity in net assets of non-consolidated investees	22,529	20,276
At December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	2011	2010
Bluewater Gandria NV ("Bluewater Gandria")	50%	50%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Components of other receivables, prepaid expenses and accrued income

(in thousands of $)	2011	2010
Prepaid expenses	3,219	2,840
Other receivables	1,243	879
Accrued interest income	373	306
	4,835	4,025

NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
Components of newbuildings

(in thousands of $)	2011	2010
Purchase price installments	186,159	—
Interest costs capitalized	3,610	—
Other costs capitalized	331	—
	190,100	—

VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2011	2010
Cost	1,584,365	1,446,457
Accumulated depreciation	(381,362)	(343,320)
Net book value	1,203,003	1,103,137

(in thousands of $)	2011	2010
Cost	600,395	599,671
Accumulated depreciation and amortization	(98,491)	(84,005)
Net book value	501,904	515,666

VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2011
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2011	2010
Cost	1,584,365	1,446,457
Accumulated depreciation	(381,362)	(343,320)
Net book value	1,203,003	1,103,137

(in thousands of $)	2011	2010
Cost	600,395	599,671
Accumulated depreciation and amortization	(98,491)	(84,005)
Net book value	501,904	515,666

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other receivables, prepaid expenses and accrued income
The deferred charges are comprised of the following amounts:

(in thousands of $)	2011	2010
Debt arrangement fees and other deferred financing charges	14,860	16,015
Accumulated amortization	(5,291)	(6,217)
	9,569	9,798

RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
Components of restricted cash and cash equivalents
The Company's restricted cash and short-term investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2011	2010
Total security lease deposits for lease obligations	190,516	192,833
Restricted cash and short-term investments relating to the Mazo facility	10,254	9,700
Restricted cash relating to the Freeze facility	9,012	5,323
Restricted cash relating to projects	3,500	—
	213,282	207,856

Components of restricted cash from lease obligations
The Company's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2011	2010
Methane Princess Lease security deposits	145,508	147,761
Grand Lease security deposits	45,008	45,072
Total security deposits for lease obligations	190,516	192,833
Included in short-term restricted cash and short-term investments	(5,246)	(6,792)
Long-term restricted cash	185,270	186,041

Components of short-term restricted cash and short-term investments
The analysis of short-term restricted cash and short-term investments at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Lease security deposits	5,246	6,792
Restricted cash and short-term investments relating to the Mazo facility (see note 23)	10,254	9,700
Restricted cash relating to the Freeze facility (see note 23)	9,012	5,323
Restricted cash relating to projects	3,500	—
Short-term restricted cash and short-term investments	28,012	21,815

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2011	2010
Deferred tax asset (see note 8)	622	1,231
Other investments	7,347	7,347
Other long-term assets	6,324	29,944
	14,293	38,522

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2011	2010
Vessel operating and drydocking expenses	8,298	5,747
Administrative expenses	6,555	8,925
Interest expense	7,045	6,699
Provision for taxes	8,744	1,217
	30,642	22,588

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Components of other current liabilities

(in thousands of $)	2011	2010
Deferred drydocking, operating cost and charterhire revenue	15,464	18,281
Mark-to-market interest rate swaps valuation (see note 28)	59,084	50,051
Mark-to-market currency swaps valuation (see note 28)	27,622	26,205
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets (see note 25)	7,256	—
Deferred credits from capital lease transactions (see note 25)	627	625
Other	928	1,265
	110,981	96,427

PENSIONS (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
The Company uses a measurement date of December 31 for its pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2011	2010	2009
Service cost	459	485	480
Interest cost	2,729	2,891	2,742
Expected return on plan assets	(1,168)	(1,197)	(1,130)
Recognized actuarial loss	985	954	718
Net periodic benefit cost	3,005	3,133	2,810

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2011	2010
Reconciliation of benefit obligation:
Benefit obligation at January 1	51,056	51,233
Service cost	459	485
Interest cost	2,729	2,891
Actuarial loss	1,751	1,492
Foreign currency exchange rate changes	(114)	(358)
Benefit payments	(3,451)	(4,687)
Benefit obligation at December 31	52,430	51,056

Reconciliation of fair value of plan assets

(in thousands of $)	2011	2010
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	17,605	18,644
Actual return on plan assets	(1,656)	1,508
Employer contributions	2,440	2,419
Foreign currency exchange rate changes	(92)	(279)
Benefit payments	(3,451)	(4,687)
Fair value of plan assets at December 31	14,846	17,605

Reconciliation of funded status
The details of these plans are as follows:

	December 31, 2011			December 31, 2010
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(9,839)	(42,591)	(52,430)	(10,083)	(40,973)	(51,056)
Fair value of plan assets	8,251	6,595	14,846	8,658	8,947	17,605
Funded status at end of year	(1,588)	(35,996)	(37,584)	(1,425)	(32,026)	(33,451)

(in thousands of $)	2011	2010
Projected benefit obligation	(52,430)	(51,056)
Fair value of plan assets	14,846	17,605
Funded status (1)	(37,584)	(33,451)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2011 and 2010.

(1) The Company's plans are composed of two plans that are both underfunded as at December 31, 2011 and 2010.

Pensions:
Asset allocation of retirement schemes
The fair value of the Company's plan assets, by category, as of December 31, 2011 and 2010 were as follows:

(in thousands of $)	2011	2010
Equity securities	10,051	12,758
Debt securities	2,267	2,420
Cash	2,528	2,427
	14,846	17,605

Amounts recognized in accumulated other comprehensive income
As at December 31, 2011 and 2010, the Company's accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(19,462)	(20,964)
Losses associated with pensions, net of tax recoveries of $0.4 million (2010: $nil)	(15,486)	(12,347)
Accumulated other comprehensive loss	(34,948)	(33,311)
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2011	2010
Net actuarial loss	15,876	12,347

Expected contributions to pension schemes	The Company is expected to make the following contributions to the schemes during the year ended December 31, 2012, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	617	1,800

Expected pension disbursements
The Company is expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2012	231	3,000
2013	231	3,000
2014	231	3,000
2015	231	3,000
2016	231	3,000
2017 - 2021	2,079	15,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for the Company's plans at December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Rate of compensation increase	2.52%	3.48%

The weighted average assumptions used to determine the net periodic benefit cost for the Company's plans for the year ended December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.49%	3.48%

Marine Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for the Company's Marine scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

Marine scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

UK Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for the Company's UK scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

UK scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	72.5	72.5	80
Bonds	22.5	22.5	20
Cash	5.0	5.0	—
Total	100	100	100

DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2011	2010
Total long-term debt due to third parties	691,549	787,178
Total long-term debt due to related parties	80,000	10,000
Total long-term debt (including related parties)	771,549	797,178
Less: current portion of long-term debt due to third parties and related parties	(64,306)	(105,629)
Long-term debt (including related parties)	707,243	691,549

Future repayments of outstanding debt (including related parties)
The outstanding debt (including related parties) as of December 31, 2011 is repayable as follows:

Year ending December 31,
(in thousands of $)
2012	64,306
2013	144,923
2014	130,213
2015	157,382
2016	32,650
2017 and thereafter	242,075
Total	771,549

Components of debt
At December 31, 2011, the Company's debt was as follows:

(in thousands of $)		Maturity date
World Shipholding facility (a related party)	80,000	2013
Mazo facility	38,932	2013
Golar Maria facility	94,525	2014
Golar Arctic facility	101,250	2015
Golar Viking facility	95,200	2017
Golar LNG Partners credit facility	257,500	2018
Golar Freeze facility	104,142	2018
	771,549

CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Leases, Capital [Abstract]
Long-term obligations under capital leases

(in thousands of $)	2011	2010
Total long-term obligations under capital leases	405,843	411,875
Less: current portion of obligations under capital leases	(5,909)	(5,766)
Long term obligations under capital leases	399,934	406,109

Future minimum rental payments under capital leases
As at December 31, 2011, the Company is committed to make quarterly minimum rental payments under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2012	6,985	10,002	9,161	26,148
2013	7,273	10,002	9,112	26,387
2014	7,551	10,002	9,057	26,610
2015	7,844	10,002	9,044	26,890
2016	8,142	10,002	9,044	27,188
2017 and thereafter	244,180	155,032	188,524	587,736
Total minimum lease payments	281,975	205,042	233,942	720,959
Less: Imputed interest	(133,265)	(85,672)	(96,179)	(315,116)
Present value of minimum lease payments	148,710	119,370	137,763	405,843

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2011	2010
Tax benefits on intra-group transfers of long-term assets	56,628	29,184
Liabilities in respect of the termination of the Five Ship Leases	—	51,089
Pension obligations (see note 22)	37,584	33,451
Deferred credits from capital lease transactions	19,153	19,780
Other	132	132
	113,497	133,636

Deferred credits from capital lease transactions
Deferred credits from capital lease transactions

(in thousands of $)	2011	2010
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(4,911)	(4,286)
	19,780	20,405
Short-term (see note 21)	627	625
Long-term	19,153	19,780
	19,780	20,405

EQUITY OFFERINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
Components of equity offerings of subsidiaries

(in thousands of $)	Golar Partners (Initial Public Offering) 2011	Golar Energy (Private Placement) 2009
Total proceeds received	310,500	119,686
Less: Offering expenses	(22,705)	(4,294)
Net proceeds received	287,795	115,392

SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Authorized and issue share capital
As at December 31, 2011 and December 31, 2010, authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2011	2010
100,000,000 common shares of $1.00 each	100,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2011	2010
80,236,252 (2010: 67, 808,200) outstanding issued common shares of $1.00 each	80,237	67,808

Treasury shares held
The number of treasury shares held by the Company is as follows:

(Number of shares in thousands)	2011	2010	2009
At January 1	150	450	350
Acquired during the year	—	—	300
Disposed of during the year	(150)	(300)	(200)
At December 31	—	150	450

(In thousands of $)	2011	2010	2009
At December 31:
Book value of treasury shares	—	2,280	6,841
Market value of treasury shares	—	2,245	5,769

Weighted average assumptions used
The weighted average assumptions used are noted in the table below:

	2011	2010	2009
Risk free interest rate	1.8%	2.0%	2.4%
Expected volatility of common stock	53.2%	56.7%	54.4%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.6 years	3.5 years	3.5 years

Summary of stock option activity
A summary of option activity (including Golar Energy options prior to cancellation in May 2011) as at December 31, 2011, 2010 and 2009, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2008	2,670	$14.51	3.2
Granted during the year	4,190	$2.77
Exercised during the year	(200)	$9.89
Forfeited during the year	(1,173)	$20.16
Options outstanding at December 31, 2009	5,487	$4.51	2.2
Granted during the year	2,323	$1.62
Exercised during the year	(531)	$7.81
Options outstanding at December 31, 2010	7,279	$2.96	2.0
Exercised during the year	(1,604)	$7.46
Forfeited during the year	(285)	$5.43
Options exchanged
- Golar Energy options exchanged and cancelled	(5,438)	$1.95
- Golar LNG options issued	897	$11.84
Options outstanding at December 31, 2011	849	$10.11	1.2

Options exercisable at:
December 31, 2011	299	$9.94	0.3
December 31, 2010	2,217	$4.66	1.1
December 31, 2009	1,272	$10.12	1.2

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2011, the Company has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	899,080	2013-2018	0.92% to 5.04%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to interest rate swap agreements on the consolidated statements of operations is as follows:

	Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments location	2011	2010	2009	2011	2010	2009
Interest rate swaps Other financial items, net	—	—	—	$(632)	$(427)	$(552)

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

	Amount of gain/(loss) recognized in OCI on derivative (effective portion)
Derivatives designated as hedging instruments	2011	2010	2009
Interest rate swaps	1,024	(8,578)	11,615

Summary of foreign currency contracts
As of December 31, 2011, the Company has entered into the following foreign currency forward contracts as summarized below:

	Notional amount
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	Average forward rate USD foreign currency
Currency rate swaps:
British Pounds	60,462	111,128	2032	1.5803
Norwegian Kroner	26,000	4,211	2012	0.1619
Singapore Dollar	15,800	12,134	2012	0.7674

Fair value hierarchy of derivative and non-derivative financial instruments

	Fair value	2011	2011	2010	2010
(in thousands of $)	Hierachy(1)	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	66,913	66,913	164,717	164,717
Restricted cash and short-term investments	Level 1	213,282	213,282	207,856	207,856
Long-term unlisted investments - (1)	Level 3	7,347	N/a	7,347	N/a
Long-term debt – fixed (1)		—	—	10,000	10,000
Long-term debt – floating (1)		771,549	771,549	787,078	787,078
Obligations under capital leases(1)		405,843	405,843	411,875	411,875
Derivatives:
Commodity contracts asset	Level 2	—	—	111	111
Interest rate swaps liability (2)	Level 2	59,084	59,084	50,051	50,051
Foreign currency swaps liability	Level 2	27,622	27,622	26,205	26,205

(1)	The fair value hierachy is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.

(2)
The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2011 and 2010, was $25.9 million (with a notional value of $436.3 million) and $24 million (with a notional value of $284.3 million), respectively. The expected maturity of these interest rate agreements is from April 2012 to March 2018.

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions
Net (expenses) income (due to) from related parties:

(in thousands of $)	2011	2010	2009
Frontline Ltd. and subsidiaries ("Frontline") (a)	(972)	(984)	(261)
Seatankers Management Company Limited ("Seatankers") (a)	(64)	(62)	(82)
Ship Finance AS ("Ship Finance") (a)	190	161	195
Bluewater Gandria (b)	125	—	—
Golar Wilhelmsen (b)	(2,816)	—	—
World Shipholding (c)	(2,302)	(532)	—

Receivables (payables) from related parties:

(in thousands of $)	2011	2010
World Shipholding
- Loan (c)	(80,000)	(10,000)
- Other (d)	(21,134)	—
Frontline	181	(278)
Seatankers	(44)	(62)
Ship Finance	48	124
Bluewater Gandria	125	—
	(100,824)	(10,216)

a)
Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities.   Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears.   Frontline, Seatankers and Ship Finance and World Shipholding are each subject to significant influence or the indirect control of Trusts established by our chairman, John Fredriksen, for the benefit of his immediate family.

b)
As of December 31, 2011 the Company had a 50% and 60% equity interests in Bluewater Gandria and Golar Wilhelmsen, respectively, which it accounts for using the equity method (see note 11).  The charges to Bluewater relate to agency fees.  While Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services.

c)
World Shipholding revolving credit facility - In June 2009, the Company entered into an $80 million revolving credit facility with the Company's major shareholder, World Shipholding. The interest was fixed at 8% per annum with a commitment fee of 0.75% on any undrawn amounts available under the facility.  The facility was due to expire in June 2011.  In March 2011, the outstanding balance under the facility of $10 million was repaid.  In April 2011, the Company entered into a new $80 million revolving credit facility with a company related to World Shipholding.  The facility bears interest at LIBOR plus 3.5% together with a commitment fee of 0.75% of any undrawn portion of the credit facility (see note 23 for detail).

For each of the years ended December 31, 2011, 2010 and 2009, included within net expenses due to World Shipholding, include loan interest and commitment fees of $1.9 million, $0.3 million and $nil, respectively.

As of December 31, 2011, World Shipholding, which is indirectly controlled by Trusts established by John Fredriksen for the benefit of his immediate family, owned 46% (2010: 45.80%) of Golar.

d)
Unpaid dividends to World Shipholding – As of December 31, 2011, $21.1 million was outstanding in respect of unpaid dividends relating to the second and third quarters of 2011.  The interest incurred on the unpaid dividends was $0.1 million for the year ended December 31, 2011.

Dividends to non-controlling interests

(in thousands of $)	2011	2010	2009
Faraway Maritime Shipping Company	2,400	3,120	1,360
Golar Partners	10,132	—	—
	12,532	3,120	1,360

CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FSRU retrofitting
Capital commitments:
Fiscal year maturity schedule of capital commitments
As at December 31, 2011, the estimated timing of the outstanding payments in connection with the Nusantara Regas Satu FSRU retrofitting is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2012	81,070

Newbuildings
Capital commitments:
Fiscal year maturity schedule of capital commitments
As at December 31, 2011, the estimated timing of the payments in connection with these newbuildings is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2012	153,245
Payable within 12 months to December 31, 2013	925,730
Payable within 12 months to December 31, 2014	615,355
1,694,330

OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral	Assets Pledged

(in thousands of $)	December 31, 2011	December 31, 2010
Book value of vessels secured against long-term loans and capital leases	1,703,196	1,616,814

GENERAL (Details) (USD $)	Dec. 31, 2010 Vessels	Apr. 30, 2003	Dec. 31, 2011 Golar LNG Partners	Apr. 27, 2012 Subsequent event Newbuildings	Mar. 31, 2012 Subsequent event Bonds Issuance of debt	Dec. 31, 2011 John Fredriksen	Dec. 31, 2010 John Fredriksen	Dec. 31, 2011 LNG carrier	Dec. 31, 2011 FSRU	Jan. 31, 2012 FSRU Subsequent event	Dec. 31, 2011 Vessels and equipment Vessels	Apr. 30, 2003 Vessels and equipment Vessels	Dec. 31, 2011 Vessels and equipment LNG carrier Vessels	Dec. 31, 2011 Vessels and equipment LNG carrier Golar LNG Partners Vessels	Dec. 31, 2011 Vessels and equipment FSRU Vessels	Dec. 31, 2011 Vessels and equipment FSRU Golar LNG Partners Vessels
Ownership interests:
Ownership interest percentage						46.00%	45.80%
Number of operated shipping vessels											12
Number of leased shipping vessels	3										3	5	3
Number of owned shipping vessels	9										9			2	8	3
Ownership interest percentage in shipping vessel			100.00%					60.00%	50.00%
Ownership interest percentage in shipping vessel, additional percentage acquired										50.00%
Percentage ownership in subsidiary		100.00%	65.00%
Value of additional facilities required to meet commitments				$ 2,400,000,000
Number of unfinanced newbuildings				13
Proceeds from issuance of convertible bonds					$ 250,000,000

ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Revenue from loss of hire insurance	$ 400,000	$ 300,000	$ 0
Accumulated Other Comprehensive Loss:
Unrealized net loss on qualifying cash flow hedging instruments	(19,462,000)	(20,964,000)
Losses associated with pensions, net of tax recoveries	(15,486,000)	(12,347,000)
Tax recoveries from losses associated with pensions	400,000
Accumulated other comprehensive loss	(34,948,000)	(33,311,000)
Other operating gains and losses | Energy trading contract
Trading activity:
Gains and losses on trading activity	$ 2,000,000	$ (5,300,000)	$ 0
Maximum
Trading activity:
Ownership percentage of unlisted investments	20.00%

ACCOUNTING POLICIES - Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended					12 Months Ended
	Dec. 31, 2011 Vessels Y	Dec. 31, 2011 Deferred drydocking expenditure Y	Dec. 31, 2011 Office equipment and fittings Y	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Newbuildings	Dec. 31, 2010 Newbuildings	Dec. 31, 2009 Newbuildings	Dec. 31, 2011 Vessel to FSRU retrofitting	Dec. 31, 2010 Vessel to FSRU retrofitting	Dec. 31, 2009 Vessel to FSRU retrofitting
Property and equipment:
Drydocking expense reimbursement period				2 years	5 years
Interest costs capitalized during period						$ 3.6	$ 0	$ 0	$ 1.9	$ 0.5	$ 1.3
Useful life of property and equipment, minimum (in years)	40	2	3
Useful life of property and equipment, maximum (in years)	50	5	6

SUBSIDIARIES (Details)	Apr. 30, 2003	Dec. 31, 2011 Faraway Maritime Shipping Company	Dec. 31, 2011 Golar LNG 1460 Corporation	Dec. 31, 2011 Golar LNG 2215 Corporation	Dec. 31, 2011 Golar LNG 2216 Corporation	Dec. 31, 2011 Golar LNG 2220 Corporation	Dec. 31, 2011 Golar LNG 2226 Corporation	Dec. 31, 2011 Golar LNG 2234 Corporation	Dec. 31, 2011 Golar Management Limited	Dec. 31, 2011 Golar Spirit (UK) Limited	Dec. 31, 2011 Golar Servicos de Operacao de Embaracaoes Limited	Dec. 31, 2011 Golar GP LLC - Limited Liability Company	Dec. 31, 2011 Golar Partners Operating LLC –Limited Liability Company	Dec. 31, 2011 Golar LNG Partners LP – Limited Partnership	Dec. 31, 2011 Golar LNG Energy Limited	Dec. 31, 2011 Golar Freeze Limited	Dec. 31, 2011 Golar Spirit Corporation	Dec. 31, 2011 Golar Gimi Limited	Dec. 31, 2011 Golar Hilli Limited	Dec. 31, 2011 Golar Khannur Corporation	Dec. 31, 2011 Golar Commodities Limited	Dec. 31, 2011 Commodities Advisors LLC	Dec. 31, 2011 Golar Hull M2021 Corporation	Dec. 31, 2011 Golar Hull M2022 Corporation	Dec. 31, 2011 Golar Hull M2023 Corporation	Dec. 31, 2011 Golar Hull M2024 Corporation	Dec. 31, 2011 Golar Hull M2026 Corporation	Dec. 31, 2011 Golar Hull M2027 Corporation	Dec. 31, 2011 Golar Hull M2028 Corporation	Dec. 31, 2011 Golar Hull M2031 Corporation	Dec. 31, 2011 Golar Hull M2041 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%	60.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 charterers	Dec. 31, 2010 charterers	Dec. 31, 2009 charterers	Aug. 31, 2010 segments
Segment Reporting [Abstract]
Number of charterers	6	6	6
Segmental information:
Number of reportable business segments				1
Revenue from external customers	$ 299,848	$ 244,045
Vessel and voyage operating expenses	(68,914)	(85,221)
Administrative expenses	(33,679)	(22,832)	(19,958)
Impairment of long-term assets	(500)	(4,500)	(1,500)
Depreciation and amortization	(70,286)	(65,076)
Other operating gains and losses	(5,438)	(6,230)
Operating income	121,031	60,186	31,383
Gain on sale of available-for-sale securities	541	4,196	0
Net financial expenses	(53,102)	(66,961)	(1,692)
Income taxes	1,705	(1,427)	(1,643)
Equity in net losses of investees	1,900	1,435	4,902
Net income (loss)	68,275	(5,441)	31,501
Non-controlling interests	(21,625)	5,825	(8,419)
Net income attributable to Golar LNG Ltd	46,650	384	23,082
Total assets	2,232,634	2,077,772
Vessel operations
Segmental information:
Revenue from external customers	299,848	244,045
Vessel and voyage operating expenses	(68,914)	(85,221)
Administrative expenses	(26,988)	(16,580)
Impairment of long-term assets	(500)	(4,500)
Depreciation and amortization	(69,814)	(65,038)
Other operating gains and losses	0	0
Operating income	133,632	72,706
Gain on sale of available-for-sale securities	541	4,196
Net financial expenses	(52,593)	(66,775)
Income taxes	1,705	(1,427)
Equity in net losses of investees	1,900	1,435
Net income (loss)	81,385	7,265
Non-controlling interests	(21,625)	5,825
Net income attributable to Golar LNG Ltd	59,760	13,090
Total assets	2,230,006	2,038,384
LNG Trading
Segmental information:
Revenue from external customers	0	0
Vessel and voyage operating expenses	0	0
Administrative expenses	(6,691)	(6,252)
Impairment of long-term assets	0	0
Depreciation and amortization	(472)	(38)
Other operating gains and losses	(5,438)	(6,230)
Operating income	(12,601)	(12,520)
Gain on sale of available-for-sale securities	0	0
Net financial expenses	(509)	(186)
Income taxes	0	0
Equity in net losses of investees	0	0
Net income (loss)	(13,110)	(12,706)
Non-controlling interests	0	0
Net income attributable to Golar LNG Ltd	(13,110)	(12,706)
Total assets	$ 2,628	$ 39,388

SEGMENTAL INFORMATION - Revenues from External Customers (Details) (Customer concentration risk, Sales revenue, services, net, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Petrobas
Revenues from external customers:
Concentration risk percentage	31.00%	37.00%	27.00%
Concentration risk amount	$ 93,741	$ 90,652	$ 57,622
DUSUP
Revenues from external customers:
Concentration risk percentage	16.00%	12.00%	0.00%
Concentration risk amount	47,054	29,893	0
Pertamina
Revenues from external customers:
Concentration risk percentage	13.00%	15.00%	17.00%
Concentration risk amount	37,829	36,944	37,570
Qatar Gas Transport Company
Revenues from external customers:
Concentration risk percentage	12.00%	0.00%	0.00%
Concentration risk amount	35,461	0	0
BC Group plc
Revenues from external customers:
Concentration risk percentage	8.00%	20.00%	28.00%
Concentration risk amount	25,101	49,147	61,299
Shell
Revenues from external customers:
Concentration risk percentage	2.00%	10.00%	21.00%
Concentration risk amount	$ 5,105	$ 25,440	$ 45,564

IMPAIRMENT OF LONG-TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Impairment of long-term assets:
Impairment of long-term assets	$ 500	$ 4,500	$ 1,500
Cost method investment (unlisted)
Impairment of long-term assets:
Impairment of long-term assets	0	3,000	0
FSRU conversion parts
Impairment of long-term assets:
Impairment of long-term assets	$ 500	$ 1,500	$ 1,500	$ 3,500

OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended																		3 Months Ended	12 Months Ended
	Apr. 30, 2003 Subsidiary	Dec. 31, 2011	Dec. 31, 2010 Vessels	Dec. 31, 2009	Dec. 31, 2011 Vessels and equipment Vessels	Apr. 30, 2003 Vessels and equipment Vessels	Dec. 31, 2011 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2010 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2009 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2011 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2010 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2009 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2011 Derivative settlements Interest rate swap	Dec. 31, 2010 Derivative settlements Interest rate swap	Dec. 31, 2009 Derivative settlements Interest rate swap	Dec. 31, 2011 Derivative settlements Equity swap	Dec. 31, 2010 Derivative settlements Equity swap	Dec. 31, 2009 Derivative settlements Equity swap	Dec. 31, 2011 Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	Dec. 31, 2010 Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	Dec. 31, 2009 Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	Dec. 31, 2011 Financing arrangement fees and other costs	Dec. 31, 2010 Financing arrangement fees and other costs	Dec. 31, 2009 Financing arrangement fees and other costs	Dec. 31, 2010 Loss on termination of lease financing arrangements	Dec. 31, 2011 Loss on termination of lease financing arrangements	Dec. 31, 2010 Loss on termination of lease financing arrangements	Dec. 31, 2009 Loss on termination of lease financing arrangements	Dec. 31, 2011 Amortization of deferred financing costs	Dec. 31, 2010 Amortization of deferred financing costs	Dec. 31, 2009 Amortization of deferred financing costs	Dec. 31, 2011 Foreign exchange loss on operations	Dec. 31, 2010 Foreign exchange loss on operations	Dec. 31, 2009 Foreign exchange loss on operations	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2009 Other
Other financial items, net:
Other financial items, net		$ (29,086)	$ (38,597)	$ 30,496			$ (10,057)	$ (5,295)	$ 17,385	$ (1,417)	$ (6,996)	$ 31,045	$ (14,201)	$ (13,018)	$ (13,976)	$ 0	$ 0	$ 17,603	$ 182	$ 4,581	$ (12,959)	$ (930)	$ (6,743)	$ (1,305)	$ (7,777)	$ 0	$ (7,777)	$ 0	$ (1,484)	$ (1,348)	$ (1,287)	$ (945)	$ (1,473)	$ (6,010)	$ (234)	$ (528)	$ 0
Number of subsidiaries sold	5
Percentage ownership in subsidiary	100.00%
Number of leased shipping vessels			3		3	5

TAXATION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income tax expense:
Current tax expense (income)		$ 4,096	$ 2,625	$ 880
Amortization of tax benefit arising on intra-group transfers of long term assets		(6,687)	0	0
Total income tax (gain) expense		(1,705)	1,427	1,643
Deferred tax assets, noncurrent	622	622	1,231
United Kingdom tax authority
Components of income tax expense:
Current tax expense (income)		2,733	1,030	(218)
Deferred tax expense (income)		886	(1,198)	763
Statutory tax rate	26.00%
Deferred tax assets, noncurrent	600	600	1,200
Brazil Tax authority
Components of income tax expense:
Current tax expense (income)		1,363	1,595	1,098
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%	50.00%
Foreign country
Deferred income tax assets:
Deferred tax assets, gross	622	622	1,630
Valuation allowances	0	0	(399)
Deferred tax assets, net	$ 622	$ 622	$ 1,231

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the numerator for the calculation of basic and diluted EPS:
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	$ 46,650	$ 384	$ 23,082
Components of the denominator for the calculation of basic and diluted EPS:
Weighted average number of shares	74,707	67,597	67,577
Weighted average number of treasury shares	0	(424)	(347)
Weighted average number of common shares outstanding	74,707	67,173	67,230
Effect of dilutive share options (in shares)	326	220	105
Common stock and common stock equivalents (in shares)	75,033	67,393	67,335
Earnings per share, basic and diluted:
Basic and Diluted (USD per share)	$ 0.62	$ 0.01	$ 0.34

OPERATING LEASES (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Vessels	Dec. 31, 2010 Vessels	Jan. 31, 2012 Subsequent event	Dec. 31, 2011 Time charters Vessels
Minimum contractual future revenues to be received:
2012							$ 388,742,000
2013							342,076,000
2014							352,200,000
2015							273,964,000
2016							257,510,000
2017 and thereafter							932,114,000
Total							2,546,606,000	[1]
Duration of charter hire extension						5 years
Number of time charter vessels in which operating costs are borne by the charterer on a pass through basis							1
Property and equipment, gross				1,878,000,000	1,776,000,000
Accumulated depreciation				392,000,000	297,000,000
Future minimum payments under non-cancellable operating leases:
2012	735,000
2013	342,000
Total minimum lease payments	1,077,000
Total rental expense for operating leases	$ 1,000,000	$ 12,100,000	$ 19,900,000

[1]	This excludes additional revenues relating to the amendment to the terms of the Golar Winter charter signed in January 2012. The amendment includes an increase in charter hire rates and an extension of the charter hire by five years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter. The amendment to the charter was effected in January 2012.

EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES - Ownership Percentage (Details)	Dec. 31, 2011	Dec. 31, 2010
Bluewater Gandria NV
Equity method investments:
Participation in equity method investment	50.00%	50.00%
Egyptian Company for Gas Services S.A.E
Equity method investments:
Participation in equity method investment	50.00%	50.00%
Golar Wilhelmsen Management AS
Equity method investments:
Participation in equity method investment	60.00%	60.00%

EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES - Carrying Amount (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity method investments:
Equity in net assets of non-consolidated investees	$ 22,529	$ 20,276
Bluewater Gandria NV
Equity method investments:
Equity in net assets of non-consolidated investees	17,143	18,648
Egyptian Company for Gas Services S.A.E
Equity method investments:
Equity in net assets of non-consolidated investees	5,294	1,574
Golar Wilhelmsen Management AS
Equity method investments:
Equity in net assets of non-consolidated investees	$ 92	$ 54

EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES - Components (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Cost	$ 28,868	$ 24,715
Equity in net earnings of investees	(6,339)	(4,439)
Equity in net assets of non-consolidated investees	$ 22,529	$ 20,276

EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Jul. 31, 2008 Bluewater Gandria NV	Jan. 31, 2012 Bluewater Gandria NV Subsequent event	Jan. 18, 2012 Bluewater Gandria NV Subsequent event	Dec. 31, 2011 Egyptian Company for Gas Services S.A.E	Mar. 31, 2006 Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Percentage of voting interest acquired	50.00%	50.00%	50.00%		50.00%
Purchase of equity method investment	$ 22		$ 19.5
Common stock purchased (in shares)					0.5
Common stock purchased, price per share					$ 1
Ownership percentage, equity method investment	50.00%			50.00%	50.00%
Investee capital share amount called				7.5
Cash paid to maintain equity interest				$ 3.75

TRADE ACCOUNTS RECEIVABLE (Details) (Trade accounts receivable, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Trade accounts receivable
Trade accounts receivable:
Provision for doubtful accounts	$ 0.6	$ 0

OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Prepaid expenses	$ 3,219	$ 2,840
Other receivables	1,243	879
Accrued interest income	373	306
Other receivables, prepaid expenses and accrued income	$ 4,835	$ 4,025

NEWBUILDINGS (Details) (USD $)	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2011 LNG carrier Vessels	Dec. 31, 2011 LNG carrier contracts	Dec. 31, 2011 FSRU Vessels	Dec. 31, 2011 FSRU contracts	Dec. 31, 2010 Newbuildings	Dec. 31, 2011 Purchase price installments	Dec. 31, 2010 Purchase price installments	Dec. 31, 2011 Interest costs capitalized	Dec. 31, 2010 Interest costs capitalized	Dec. 31, 2011 Other costs capitalized	Dec. 31, 2010 Other costs capitalized
Newbuildings:
Newbuildings	$ 190,100,000	$ 0						$ 186,159,000	$ 0	$ 3,610,000	$ 0	$ 331,000	$ 0
Number of vessels contracted for construction	9		7	7	2	2
Construction payable							$ 1,900,000,000

VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2009
Components of vessels and equipment, net:
Net book value	$ 1,203,003,000	$ 1,103,137,000
Number of owned shipping vessels		9
Depreciation and amortization expense	70,286,000	65,076,000
Vessels and equipment
Components of vessels and equipment, net:
Cost	1,584,365,000	1,446,457,000
Accumulated depreciation and amortization	(381,362,000)	(343,320,000)
Number of owned shipping vessels	9
Depreciation and amortization expense	54,300,000	52,800,000	21,500,000
Drydocking
Components of vessels and equipment, net:
Cost	39,800,000	37,400,000
Accumulated depreciation and amortization	(12,100,000)	(21,700,000)
Office equipment
Components of vessels and equipment, net:
Cost	1,700,000	2,000,000
Vessels
Components of vessels and equipment, net:
Amounts pledged as collateral	1,201,000,000	1,101,000,000
Other costs capitalized | Nusantara Regas Satu
Components of vessels and equipment, net:
Cost	$ 128,800,000

VESSELS UNDER CAPITAL LEASES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2009
Components of vessels under capital leases, net:
Net book value	$ 501,904	$ 515,666
Number of leased shipping vessels		3
Depreciation and amortization expense	70,286	65,076
Vessels under capital leases
Components of vessels under capital leases, net:
Cost	600,395	599,671
Accumulated depreciation and amortization	98,491	84,005
Number of leased shipping vessels	3
Depreciation and amortization expense	16,600	16,100	45,900
Drydocking costs
Components of vessels under capital leases, net:
Cost	9,900	9,100
Accumulated depreciation and amortization	$ 4,900	$ 5,200

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt arrangement fees and other deferred financing charges	$ 14,860	$ 16,015
Accumulated amortization	(5,291)	(6,217)
Deferred charges	9,569	9,798
Amortization of deferred charges	$ 1,484	$ 1,494	$ 1,280

RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations	Dec. 31, 2011 Capital lease obligations Methane Princess Lease	Dec. 31, 2010 Capital lease obligations Methane Princess Lease	Dec. 31, 2011 Capital lease obligations Grand Lease	Dec. 31, 2010 Capital lease obligations Grand Lease	Dec. 31, 2011 Secured debt Mazo facility	Dec. 31, 2010 Secured debt Mazo facility	Dec. 31, 2011 Secured debt Golar Freeze facility	Dec. 31, 2010 Secured debt Golar Freeze facility	Dec. 31, 2011 Projects	Dec. 31, 2010 Projects	Apr. 30, 2012 Projects Subsequent event
Restricted cash and short-term investment balances:
Total security lease deposits for lease obligations			$ 190,516,000	$ 192,833,000	$ 145,508,000	$ 147,761,000	$ 45,008,000	$ 45,072,000
Restricted cash and short-term investments									10,254,000	9,700,000
Restricted cash											9,012,000	5,323,000	3,500,000	0
Restricted cash and short-term investments	213,282,000	207,856,000
Restricted cash and investments, noncurrent			185,270,000	186,041,000
Short-term restricted cash and short-term investments:
Lease security deposits			5,246,000	6,792,000
Restricted cash and short-term investments, current									10,254,000	9,700,000
Restricted cash, current											9,012,000	5,323,000	3,500,000	0
Restricted cash and short-term investments	28,012,000	21,815,000	5,246,000	6,792,000
Decrease in restricted cash															$ 3,500,000

OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended			0 Months Ended			36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Nusantara Regas Satu	Dec. 31, 2011 FSRU conversion parts	Dec. 31, 2010 FSRU conversion parts	Dec. 31, 2011 FSRU conversion parts Golar Spirit	Dec. 31, 2011 Cost method investment (unlisted)	Dec. 31, 2010 Cost method investment (unlisted)	Dec. 31, 2009 Cost method investment (unlisted)	Dec. 31, 2010 TORP Technology	Dec. 31, 2011 TORP Technology	Dec. 31, 2010 TORP Technology	Dec. 31, 2011 OLT Offshore LNG Toscana S.p.A.
Components of other non-current assets:
Deferred tax asset	$ 622,000	$ 1,231,000
Other investments	7,347,000	7,347,000										0	0	7,300,000
Other long-term assets	6,324,000	29,944,000			3,500,000	12,000,000
Other non-current assets	14,293,000	38,522,000
Impairment of long-term assets	500,000	4,500,000	1,500,000					0	3,000,000	0	3,000,000
Cost method investment, ownership percentage												1.10%	1.10%	2.70%
Other long-term assets used in period							8,400,000
Payments to acquire equipment				$ 17,900,000

ACCRUED EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 8,298,000	$ 5,747,000
Administrative expenses	6,555,000	8,925,000
Interest expense	7,045,000	6,699,000
Provision for taxes	8,744,000	1,217,000
Accrued expenses	30,642,000	22,588,000
Cash paid for lease termination	$ 6,000,000

OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Deferred drydocking, operating cost and charterhire revenue	$ 15,464	$ 18,281
Mark-to-market swaps valuation:
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets	7,256	0
Deferred credits from capital lease transactions	627	625
Other	928	1,265
Other current liabilities	110,981	96,427
Swap | Interest rate swap
Mark-to-market swaps valuation:
Derivative liabilities, current	59,084	50,051
Swap | Currency swap
Mark-to-market swaps valuation:
Derivative liabilities, current	$ 27,622	$ 26,205

PENSIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Employee	Dec. 31, 2010	Dec. 31, 2009
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 800,000	$ 500,000	$ 700,000
Number of Norwegian employees	13
Pensions
Defined benefit schemes:
Number of defined benefit schemes	2
Accumulated other comprehensive income, net actuarial loss	15,876,000	12,347,000
Other comprehensive income, tax on actuarial loss	$ 400,000	$ 0	$ 0

PENSIONS - Net Periodic Benefit Costs (Details) (Pensions, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions
Components of net periodic benefit cost:
Service cost	$ 459,000	$ 485,000	$ 480,000
Interest cost	2,729,000	2,891,000	2,742,000
Expected return on plan assets	(1,168,000)	(1,197,000)	(1,130,000)
Recognized actuarial loss	985,000	954,000	718,000
Net periodic benefit cost	3,005,000	3,133,000	2,810,000
Estimated net lost for defined benefit pension plans to be amortized from accumulated other comprehensive income into net periodic benefit cost in next fiscal year	$ 1,300,000

PENSIONS - Reconciliation of Benefit Obligation (Details) (Pensions, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 51,056,000	$ 51,233,000
Service cost	459,000	485,000	480,000
Interest cost	2,729,000	2,891,000	2,742,000
Actuarial loss	1,751,000	1,492,000
Foreign currency exchange rate changes	(114,000)	(358,000)
Benefit payments	(3,451,000)	(4,687,000)
Benefit obligation at December 31	52,430,000	51,056,000	51,233,000
Accumulated benefit obligation	$ 51,000,000	$ 49,500,000

PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) (Pensions, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 17,605	$ 18,644
Actual return on plan assets	(1,656)	1,508
Employer contributions	2,440	2,419
Foreign currency exchange rate changes	(92)	(279)
Benefit payments	(3,451)	(4,687)
Fair value of plan assets at December 31	14,846	17,605
Equity securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	10,051	12,758
Debt securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	2,267	2,420
Cash
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	$ 2,528	$ 2,427

PENSIONS - Reconciliation of Funded Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Pensions
Reconciliation of funded status:
Projected benefit obligation	$ (52,430,000)		$ (51,056,000)		$ (51,233,000)
Fair value of plan assets	14,846,000		17,605,000		18,644,000
Funded status	(37,584,000)	[1]	(33,451,000)	[1]
Employer contributions and benefit payment amounts paid from employer assets	2,400,000		2,400,000
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(9,839,000)		(10,083,000)
Fair value of plan assets	8,251,000		8,658,000
Funded status	(1,588,000)		(1,425,000)
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(42,591,000)		(40,973,000)
Fair value of plan assets	6,595,000		8,947,000
Funded status	$ (35,996,000)		$ (32,026,000)

[1]	The Company's plans are composed of two plans that are both underfunded as at December 31, 2011 and 2010.

PENSIONS - Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Marine Scheme
Target allocation:
Target allocation, minimum, equity	30.00%
Target allocation, maximum, equity	65.00%
Target allocation, minimum, bonds	10.00%
Target allocation, maximum, bonds	50.00%
Target allocation, minimum, cash	20.00%
Target allocation, maximum, other	40.00%
Target allocation, total	100.00%
Actual allocation:
Actual allocation, total	100.00%	100.00%
Marine Scheme | Minimum
Actual allocation:
Actual allocation, equity	30.00%	30.00%
Actual allocation, bonds	10.00%	10.00%
Actual allocation, other	20.00%	20.00%
Marine Scheme | Maximum
Actual allocation:
Actual allocation, equity	65.00%	65.00%
Actual allocation, bonds	50.00%	50.00%
Actual allocation, other	40.00%	40.00%
UK Scheme
Target allocation:
Target allocation, equity	72.50%
Target allocation, bonds	22.50%
Target allocation, cash	5.00%
Target allocation, total	100.00%
Actual allocation:
Actual allocation, equity	72.50%	80.00%
Actual allocation, bonds	22.50%	20.00%
Actual allocation, cash	5.00%	0.00%
Actual allocation, total	100.00%	100.00%

PENSIONS - Employer Contributions and Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
UK Scheme
Pensions:
Estimated future employer contributions in next fiscal year	$ 617
Estimated future benefit payments:
2012	231
2013	231
2014	231
2015	231
2016	231
2017 - 2021	2,079
Marine Scheme
Pensions:
Estimated future employer contributions in next fiscal year	1,800
Estimated future benefit payments:
2012	3,000
2013	3,000
2014	3,000
2015	3,000
2016	3,000
2017 - 2021	$ 15,000

PENSIONS - Assumptions Used (Details) (Pensions)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pensions
Weighted average assumptions used in calculating benefit obligation:
Discount rate	4.70%	5.48%
Rate of compensation increase	2.52%	3.48%
Weighted average assumptions used in calculating net periodic benefit cost:
Discount rate	4.70%	5.48%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.49%	3.48%

DEBT (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010 Vessels	Dec. 31, 2011 Vessels and equipment Vessels	Sep. 30, 2008 Golar LNG Partners credit facility Vessels and equipment Vessels	Apr. 30, 2011 Secured debt World Shipholding facility	Mar. 31, 2011 Secured debt World Shipholding facility	Jul. 31, 2011 Secured debt World Shipholding facility	Dec. 31, 2011 Secured debt World Shipholding facility	Apr. 27, 2012 Secured debt World Shipholding facility Subsequent event	Dec. 31, 2011 Secured debt Mazo facility	May 31, 2001 Secured debt Mazo facility	Apr. 30, 2006 Secured debt Golar Maria facility	Dec. 31, 2011 Secured debt Golar Maria facility	Mar. 31, 2008 Secured debt Golar Maria facility	Jan. 30, 2008 Secured debt Golar Arctic facility	Dec. 31, 2011 Secured debt Golar Arctic facility	Jan. 31, 2005 Secured debt Golar Arctic facility	Jan. 31, 2005 Secured debt Golar Viking facility	Jan. 31, 2012 Secured debt Golar Viking facility	Dec. 31, 2011 Secured debt Golar Viking facility	Aug. 31, 2007 Secured debt Golar Viking facility	Nov. 30, 2008 Secured debt Golar LNG Partners credit facility	Sep. 30, 2008 Secured debt Golar LNG Partners credit facility	Mar. 31, 2009 Secured debt Golar LNG Partners credit facility	Dec. 31, 2011 Secured debt Golar LNG Partners credit facility	Sep. 30, 2008 Secured debt Golar LNG Partners credit facility June 30, 2009 through December 31, 2012	Sep. 30, 2008 Secured debt Golar LNG Partners credit facility March 31, 2013 through December 31, 2017	Dec. 31, 2011 Secured debt Golar Freeze facility	Jun. 30, 2010 Secured debt Golar Freeze facility Tranche	Jun. 30, 2010 Secured debt Golar Freeze facility Commercial loan facility	Jun. 30, 2010 Secured debt Golar Freeze facility Exportfinans loan facility	Apr. 30, 2011 Rate in excess of LIBOR Secured debt World Shipholding facility	Dec. 31, 2011 Minimum Rate in excess of LIBOR	Dec. 31, 2010 Minimum Rate in excess of LIBOR	Dec. 31, 2011 Maximum Rate in excess of LIBOR	Dec. 31, 2010 Maximum Rate in excess of LIBOR
Components of long-term debt:
Total long-term debt due to third parties	$ 691,549,000	$ 787,178,000
Total long-term debt due to related parties	80,000,000	10,000,000
Total long-term debt (including related parties)	771,549,000	797,178,000						80,000,000		38,932,000			94,525,000			101,250,000				95,200,000					257,500,000			104,142,000
Less: current portion of long-term debt due to third parties and related parties	64,306,000	105,629,000
Long-term debt (including related parties)	707,243,000	691,549,000
Repayments of long-term debt:
2012	64,306,000
2013	144,923,000
2014	130,213,000
2015	157,382,000
2016	32,650,000
2017 and thereafter	242,075,000
Weighted average interest rate	2.59%	2.60%
Basis spread on variable rate																																3.50%	0.70%	0.70%	3.50%	3.25%
Credit facilities:
Extinguishment of debt, amount						80,000,000
Maximum borrowing capacity					80,000,000				250,000,000			120,000,000					120,000,000		120,000,000				285,000,000						125,000,000		50,000,000
Amount drawn in period							80,000,000															250,000,000		35,000,000
Amount outstanding								80,000,000	90,000,000		214,500,000								120,000,000						257,500,000
Commitment fee percentage					0.75%
Debt instrument, maturity term												5 years			7 years			10 years					10 years								8 years
Final payment amount														80,800,000			86,300,000		71,000,000						137,500,000					38,800,000
Current borrowing capacity																					120,000,000				257,500,000
Number of owned shipping vessels		9	9	2
Quarterly decrease in maximum borrowing capacity																										$ 2,500,000	$ 5,500,000
Number of tranches																													2

DEBT - Debt and Lease Restrictions (Details) (USD $)	Dec. 31, 2011 acquisition	Apr. 30, 2003	Dec. 31, 2011 Golar LNG Partners Subsidiary	Mar. 31, 2012 Subsequent event Golar LNG Partners Subsidiary	Dec. 31, 2011 Golar Freeze Limited
Debt and lease restrictions:
Restrictive covenants, minimum amount of cash and cash equivalents	$ 25,000,000
Number of subsidiaries of compliance with restrictive covenants			1	1
Percentage ownership in subsidiary		100.00%	65.00%		100.00%
Excess of proceeds over the historical cost of entities transferred to the Partnership.			$ 165,800,000
Maximum number of acquisitions permitted in waiver covenant	2

CAPITAL LEASES (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010 Vessels		Dec. 31, 2011 Methane Princess Lease	Apr. 30, 2004 Golar Winter Lease	Dec. 31, 2011 Golar Winter Lease	Apr. 30, 2004 Golar Winter Lease Capital lease obligations	Dec. 31, 2011 Grand Lease	Dec. 31, 2011 Grand Lease Interest rate swap	Dec. 31, 2010 Grand Lease Interest rate swap	Apr. 30, 2008 Grand Lease Capital lease obligations	Dec. 31, 2011 Vessels and equipment Vessels	Apr. 30, 2003 Vessels and equipment Vessels
Components of capital leases:
Total long-term obligations under capital leases	$ 405,843,000	[1]	$ 411,875,000	[1]
Less: current portion of obligations under capital leases	(5,909,000)		(5,766,000)
Long term obligations under capital leases	399,934,000		406,109,000
Number of leased shipping vessels			3										3	5
Future minimum payments due:
2012	26,148,000				6,985,000		10,002,000		9,161,000
2013	26,387,000				7,273,000		10,002,000		9,112,000
2014	26,610,000				7,551,000		10,002,000		9,057,000
2015	26,890,000				7,844,000		10,002,000		9,044,000
2016	27,188,000				8,142,000		10,002,000		9,044,000
2017 and thereafter	587,736,000				244,180,000		155,032,000		188,524,000
Total minimum lease payments	720,959,000				281,975,000		205,042,000		233,942,000
Less: Imputed interest	(315,116,000)				(133,265,000)		(85,672,000)		(96,179,000)
Present value of minimum lease payments	405,843,000				148,710,000		119,370,000		137,763,000
Debt instrument, maturity term								28 years				30 years
Maximum percentage of leased asset value allowed for lease termination						80.00%
Notional amount of interest rate derivatives										$ 61,000,000	$ 66,000,000

[1]	The fair value hierachy is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.

OTHER LONG-TERM LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other long-term liabilities:
Tax benefits on intra-group transfers of long-term assets	$ 56,628,000	$ 29,184,000
Liabilities in respect of the termination of Five Ship Leases	0	51,089,000
Pension obligations	37,584,000	33,451,000
Deferred credits from capital lease transactions	19,153,000	19,780,000
Other	132,000	132,000
Other long-term liabilities	113,497,000	133,636,000
Cash paid for lease termination	6,000,000
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions, gross	24,691,000	24,691,000
Deferred credits from capital lease transactions, accumulated amortization	(4,911,000)	(4,286,000)
Deferred credits from capital lease transactions	19,780,000	20,405,000
Deferred credits from capital lease transactions, short-term	627,000	625,000
Deferred credits from capital lease transactions, amortization expense	600,000	3,900,000	3,900,000
Accrued expenses
Other long-term liabilities:
Liabilities in respect of the termination of Five Ship Leases	$ 12,000,000

EQUITY OFFERINGS OF SUBSIDIARIES (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Vessels	Dec. 31, 2009	Dec. 31, 2011 FSRU	Dec. 31, 2011 LNG carrier	Oct. 31, 2011 Unsecured debt Golar LNG facility		Dec. 31, 2011 Golar LNG Partners	Oct. 31, 2011 Golar LNG Partners	Dec. 31, 2011 Golar LNG Partners	Dec. 31, 2011 Golar LNG Partners Golar Mazo	Apr. 30, 2011 Golar LNG Partners IPO	Apr. 30, 2011 Golar LNG Partners IPO - underwriter overallotment option	Jun. 30, 2011 Golar LNG Energy Limited	Dec. 31, 2009 Golar LNG Energy Limited	Dec. 31, 2010 Golar LNG Energy Limited Private placement	Aug. 31, 2009 Golar LNG Energy Limited Private placement	Aug. 31, 2011 Golar LNG Energy Limited Private placement	Aug. 31, 2009 Golar LNG Energy Limited Private placement - underwriter overallotment option	Dec. 31, 2011 Vessels and equipment Vessels	Dec. 31, 2011 Vessels and equipment FSRU Vessels	Sep. 30, 2008 Vessels and equipment Golar LNG Partners credit facility Vessels	Dec. 31, 2011 Vessels and equipment Golar LNG Partners FSRU Vessels	Dec. 31, 2011 Vessels and equipment Golar LNG Partners LNG carrier Vessels
Equity offerings of subsidiaries:
Total proceeds received										$ 310,500,000
Less: Offering expenses										(22,705,000)
Net proceeds received										287,795,000
Total proceeds received															119,686,000
Less: Offering expenses															(4,294,000)
Net proceeds received															115,392,000		115,400,000
Initial public offering:
New issues (in shares)												13.8	1.8				59.8		4.8
Price-per-share (USD per share)												$ 22.5						$ 2
Proceeds from issuance of equity	0	3,304,000	0									287,800,000
Ownership percentage after all transactions								65.00%				65.00%					68.00%
Assets transferred to subsidiary:
Percentage of equity interests transferred to subsidiaries									100.00%
Purchase consideration transferred to subsidiary									330,000,000
Working capital adjustments									9,000,000
Debt assumed by subsidiary									108,000,000
Purchase consideration transferred to subsidiary, net									231,000,000
Debt assumed by subsidiary:
Amount outstanding						222,300,000	[1]
Stated interest rate						6.75%
Final payment amount						222,300,000
Increase (decrease) in stockholders' equity due to equity transfer									96,700,000
Number of owned shipping vessels		9																		9	8	2	3	2
Ownership interest percentage in shipping vessel				50.00%	60.00%			100.00%		100.00%	60.00%
General partner interest percentage								2.00%
Minimum charter term for rights of first offer								5 years
Warrants issued with private placement:
Warrants issued during period																	12
Exercise price of warrants (USD per share)																		2
Warrants exercised in period																9.4
Increase (decrease) in stockholders' equity due to warrant issuance in private placement																18,800,000
Acquisition of ownership interests:
Amount acquired during period														92,300,000
Percentage ownership after transaction														100.00%
Number of shares of subsidiary exchanged for parent company shares														70.3
Percentage of shares issued in exchange for parent company shares														76.00%
Shares exchanged for parent company shares, rate of exchange (in shares per share)														6.06
Increase (decrease) in stockholders' equity due to acquisition of subsidiary														11,600,000
Premium on sale														340,000,000
Cumulative percentage of ownership transferred														38.90%
Price per share, parent company														$ 30.3
Price per share														$ 5
Increase (decrease) in noncontrolling interest														129,400,000
Change in additional paid in capital														$ 336,200,000
Subsidiary stock options exchanged for parent company stock options														5.4

[1]	Golar LNG Partners is a subsidiary of the Company. Accordingly, the vendor financing loan provided by the Company in respect of the dropdown of the Golar Freeze to Golar LNG Partners, has been eliminated on consolidation for the purpose of the Company's consolidated financial statements.

SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	3 Months Ended
	Nov. 30, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Common stock	Dec. 31, 2011 Common stock	Jun. 30, 2011 Golar LNG Energy Limited Common stock
Equity [Abstract]
Common stock, value, issued		$ 80,237	$ 67,808
Common stock, value, authorized		100,000	100,000
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common shares, par value (in dollars per share)		$ 1	$ 1
Common shares, shares issued (in shares)		80,236,252	67,808,200
Common shares, shares outstanding (in shares)		80,236,252	67,808,200
Common stock, value, outstanding		80,237	67,808
Share capital:
Shares issued upon exercise of share options		1,604,000	531,000	200,000	200,000	800,000
Shares issued in relation to acquisition							11,600,000
Authorized amount of share repurchase program (in shares)	1,000,000
Remaining amount in share repurchase program (in shares)		300,000
Book value of treasury shares		0	2,280	6,841
Market value of treasury shares		$ 0	$ 2,245	$ 5,769
Number of treasury shares held:
At beginning of period		150,000	450,000	350,000
Acquired during the year		0	0	300,000
Disposed of during the year		(150,000)	(300,000)	(200,000)
At end of period		0	150,000	450,000

SHARE CAPITAL AND SHARE OPTIONS - Share Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008 Y	May 31, 2011 Golar LNG Energy Limited	Jun. 30, 2011 Golar LNG Energy Limited	Dec. 31, 2011 Golar Scheme [Member]	Dec. 31, 2010 Golar Scheme [Member]	Dec. 31, 2009 Golar Scheme [Member]	Oct. 31, 2009 Energy Scheme [Member]	Dec. 31, 2011 Energy Scheme [Member]	Dec. 31, 2009 Energy Scheme [Member]	Oct. 31, 2009 Energy Scheme [Member] Golar LNG Energy Limited	Dec. 31, 2011 Energy Scheme [Member] Golar LNG Energy Limited	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2010 Stock Options [Member] Y	Dec. 31, 2009 Stock Options [Member] Y	Jul. 31, 2001 Stock Options [Member]	Feb. 28, 2002 Stock Options [Member] Golar Scheme [Member]	Jul. 31, 2001 Stock Options [Member] Directors and Executive Officers [Member]
Share options:
Number of shares authorized for grant																						2,000,000
Award term until expiration																							5 years	10 years
Award vesting period, minimum (in years)																							3
Award vesting period, maximum (in years)																							4
Subsidiary stock options exchanged for parent company stock options									5,400,000
Options, outstanding (in shares)	849,000	7,279,000	5,487,000	849,000	7,279,000	5,487,000				800,000	1,000,000	1,500,000		0	3,900,000
Cost of options modified															$ 1.4
Award vesting period															2 years 8 months 12 days
Weighted average assumptions used:
Risk free interest rate																			1.80%	2.00%	2.40%
Expected volatility of common stock																			53.20%	56.70%	54.40%
Expected dividend yield				0.00%															0.00%	0.00%	0.00%
Expected life of options (in years)																			2.6	3.5	3.5
Outstanding:
Options outstanding, beginning of year (in shares)				7,279,000	5,487,000	2,670,000				800,000	1,000,000	1,500,000		6,100,000
Options outstanding, grants in period (in shares)					2,323,000	4,190,000		900,000					300,000	897,000		3,900,000								400,000
Options outstanding, exercises in period (in shares)				(1,604,000)	(531,000)	(200,000)
Options outstanding, forfeitures in period (in shares)				(285,000)		(1,173,000)
Options outstanding, expirations in period (in shares)													(1,100,000)				(5,438,000)
Option outstanding, end of year (in shares)	849,000	7,279,000	5,487,000	849,000	7,279,000	5,487,000				800,000	1,000,000	1,500,000		0	3,900,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding (USD per share)	$ 10.11	$ 2.96	$ 4.51	$ 10.11	$ 2.96	$ 4.51	$ 14.51
Weighted average exercise price, options, granted during period (USD per share)		$ 1.62	$ 2.77		$ 1.62	$ 2.77								$ 11.84
Weighted average exercise price, options, exercises in period (USD per share)	$ 7.46		$ 9.89	$ 7.46		$ 9.89
Weighted average exercise price, options, forfeitures in period (USD per share)				$ 5.43	$ 7.81	$ 20.16
Weighted average exercise price, options, cancellations in period (USD per share)																	$ 1.95
Weighted average remaining contractual term, options, outstanding (in years)	1.2	2	2.2	1.2	2	2.2	3.2
Options exercisable, outstanding (in shares)	299,000	2,217,000	1,272,000	299,000	2,217,000	1,272,000
Options exercisable, weighted average exercise price (USD per share)	$ 9.94	$ 4.66	$ 10.12	$ 9.94	$ 4.66	$ 10.12
Options exercisable, weighted average remaining contractual term (in years)	0.3	1.1	1.2
Intrinsic value of share options exercised				14.9	3.5	0.7
Intrinsic value of share options outstanding and exercisable	29.2	7.3		29.2	7.3
Fair value of share options vested				6.3	1.8	3.9
Compensation cost				2	1.9	1.7
Total unrecognized compensation cost																		6.2	6.2	7
Weighted average period of recognition for unrecognized compensation cost (in years)																		1.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 29.2	$ 7.3		$ 29.2	$ 7.3

FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives designated as hedging instruments location:
Unrealized net loss on qualifying cash flow hedging instruments	$ (19,462,000)	$ (20,964,000)
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	899,080,000
Notional principal amount of debt and capital lease obligations	899,100,000	620,300,000
Derivatives designated as hedging instruments location:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	1,024,000	(8,578,000)	11,615,000
Unrealized net loss on qualifying cash flow hedging instruments	19,500,000
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging | Minimum
Mark-to-market swaps valuation:
Fixed interest rate	0.92%
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging | Maximum
Mark-to-market swaps valuation:
Fixed interest rate	5.04%
Other Financial Items, Net [Member] | Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging
Derivatives designated as hedging instruments location:
Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss	0	0	0
Ineffective Portion	$ 632,000	$ 427,000	$ 552,000

FINANCIAL INSTRUMENTS - Foreign Currency Risk (Details) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 British pounds swap, maturing 2032 USD ($)	Dec. 31, 2011 British pounds swap, maturing 2032 GBP (£)	Dec. 31, 2011 Norwegian kroner swap, maturing 2012 USD ($)	Dec. 31, 2011 Norwegian kroner swap, maturing 2012 NOK	Dec. 31, 2011 Singapore dollar swap, maturing 2012 USD ($)	Dec. 31, 2011 Singapore dollar swap, maturing 2012 SGD	Dec. 31, 2011 Currency swap Cash flow hedging Golar Winter Lease USD ($)	Dec. 31, 2010 Currency swap Cash flow hedging Golar Winter Lease USD ($)
Mark-to-market swaps valuation:
Unrealized foreign exchange losses (gains)	$ 1,669	$ (5,180)	$ 12,955							$ 800	$ 3,000
Notional value				$ 111,128	£ 60,462	$ 4,211	26,000	$ 12,134	15,800
Average forward rate USD foreign currency				1.5803	1.5803	0.1619	0.1619	0.7674	0.7674

FINANCIAL INSTRUMENTS - Fair Values (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair values:
Cash and cash equivalents, carrying value	$ 66,913,000		$ 164,717,000		$ 122,231,000	$ 56,114,000
Long-term debt - fixed	0	[1]	10,000,000	[1]
Long-term debt - floating	771,549,000	[1]	787,078,000	[1]
Obligations under capital leases	405,843,000	[1]	411,875,000	[1]
Level 1
Fair values:
Cash and cash equivalents, carrying value	66,913,000		164,717,000
Cash and cash equivalents, fair value	66,913,000		164,717,000
Restricted cash and short-term investments	213,282,000		207,856,000
Level 3
Fair values:
Long-term unlisted investments	7,347,000	[1]	7,347,000	[1]
Level 2 | Commodity contract
Fair values:
Hedge assets	0		111,000
Level 2 | Interest rate swap
Fair values:
Interest rate cash flow hedge liability	59,084,000	[2]	50,051,000	[2]
Level 2 | Interest rate swap | Cash flow hedging
Fair values:
Fair value/carrying value of derivatives	25,900,000		24,000,000
Notional value	436,300,000		284,300,000
Level 2 | Currency swap
Fair values:
Foreign currency derivative liability	$ 27,622,000		$ 26,205,000

[1]	The fair value hierachy is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
[2]	The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2011 and 2010, was $25.9 million (with a notional value of $436.3 million) and $24 million (with a notional value of $284.3 million), respectively. The expected maturity of these interest rate agreements is from April 2012 to March 2018.

FINANCIAL INSTRUMENTS - Concentrations of Risk (Details)	12 Months Ended
	Dec. 31, 2011 charterers	Dec. 31, 2010 charterers	Dec. 31, 2009 charterers
Concentration of risks:
Number of charterers	6	6	6
Customer concentration risk | Sales revenue, services, net
Concentration of risks:
Number of significant customers	4
Customer concentration risk | Sales revenue, services, net | Petrobas
Concentration of risks:
Number of charterers	2
Customer concentration risk | Sales revenue, services, net | Petrobas | Minimum
Concentration of risks:
Concentration risk percentage	30.00%	30.00%	30.00%
Customer concentration risk | Sales revenue, services, net | DUSUP
Concentration of risks:
Number of charterers	1
Customer concentration risk | Sales revenue, services, net | Pertamina
Concentration of risks:
Number of charterers	1
Customer concentration risk | Sales revenue, services, net | Qatar Gas Transport Company
Concentration of risks:
Number of charterers	1
Supplier Concentration Risk [Member] | Samsung
Concentration of risks:
Number of newbuildings	9

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended							1 Months Ended																																	12 Months Ended						1 Months Ended												12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Apr. 30, 2003	Apr. 30, 2011 Secured debt World Shipholding facility	Mar. 31, 2011 Secured debt World Shipholding facility	Apr. 30, 2011 Secured debt World Shipholding facility Rate in excess of LIBOR	Dec. 31, 2011 Frontline		Dec. 31, 2010 Frontline		Dec. 31, 2009 Frontline		Dec. 31, 2011 Seatankers		Dec. 31, 2010 Seatankers		Dec. 31, 2009 Seatankers		Dec. 31, 2011 Ship Finance		Dec. 31, 2010 Ship Finance		Dec. 31, 2009 Ship Finance		Dec. 31, 2011 Golar Wilhelmsen		Dec. 31, 2010 Golar Wilhelmsen		Dec. 31, 2009 Golar Wilhelmsen		Dec. 31, 2011 Bluewater Gandria		Dec. 31, 2010 Bluewater Gandria		Dec. 31, 2009 Bluewater Gandria		Dec. 31, 2011 World Shipholding		Dec. 31, 2010 World Shipholding		Dec. 31, 2009 World Shipholding		Apr. 30, 2011 World Shipholding Secured debt World Shipholding facility	Mar. 31, 2011 World Shipholding Secured debt World Shipholding facility	Jun. 30, 2009 World Shipholding Secured debt World Shipholding facility	Apr. 30, 2011 World Shipholding Secured debt World Shipholding facility Rate in excess of LIBOR	Dec. 31, 2011 World Shipholding, loan		Dec. 31, 2010 World Shipholding, loan		Dec. 31, 2011 World Shipholding, other		Dec. 31, 2010 World Shipholding, other		Dec. 31, 2011 Faraway Maritime Shipping Company	Dec. 31, 2010 Faraway Maritime Shipping Company	Dec. 31, 2009 Faraway Maritime Shipping Company	Dec. 31, 2011 Golar LNG Partners	Dec. 31, 2010 Golar LNG Partners	Dec. 31, 2009 Golar LNG Partners
Related Party Transaction:
Net (expenses) income (due to) from related parties											$ (972,000)	[1]	$ (984,000)	[1]	$ (261,000)	[1]	$ (64,000)	[1]	$ (62,000)	[1]	$ (82,000)	[1]	$ 190,000	[1]	$ 161,000	[1]	$ 195,000	[1]	$ (2,816,000)	[2]	$ 0	[2]	$ 0	[2]	$ 125,000	[2]	$ 0	[2]	$ 0	[2]	$ (2,302,000)	[3]	$ (532,000)	[3]	$ 0	[3]
Receivables (payables) from related parties	(100,824,000)		(10,216,000)								181,000		(278,000)				(44,000)		(62,000)				48,000		124,000										125,000		0														(80,000,000)	[3]	(10,000,000)	[3]	(21,134,000)	[4]	0	[4]
Ownership percentage, equity method investment																													60.00%						50.00%
Maximum borrowing capacity								80,000,000																																							80,000,000		80,000,000
Stated interest rate																																																	8.00%
Commitment fee percentage								0.75%																																							0.75%		0.75%
Extinguishment of debt, amount									80,000,000																																							10,000,000
Basis spread on variable rate										3.50%																																								3.50%
Interest and commitment fee expense																																									1,900,000		300,000		0
Ownership interest percentage																																									46.00%		45.80%																40.00%
Dividends outstanding	0	[5]	(30,410,000)	[5]	0	[5]																																			21,100,000
Interest incurred on unpaid dividends																																									100,000
Non-controlling interest dividends	12,532,000		3,120,000		1,360,000																																																						2,400,000	3,120,000	1,360,000	10,132,000	0	0
Percentage ownership in subsidiary							100.00%																																																				60.00%			65.00%
Subsidiary distributions to noncontrolling interests																																																														$ 10,100,000

[1]	Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities. Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Frontline, Seatankers and Ship Finance and World Shipholding are each subject to significant influence or the indirect control of Trusts established by our chairman, John Fredriksen, for the benefit of his immediate family.
[2]	As of December 31, 2011 the Company had a 50% and 60% equity interests in Bluewater Gandria and Golar Wilhelmsen, respectively, which it accounts for using the equity method (see note 11). The charges to Bluewater relate to agency fees. While Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services.
[3]	World Shipholding revolving credit facility - In June 2009, the Company entered into an $80 million revolving credit facility with the Company's major shareholder, World Shipholding. The interest was fixed at 8% per annum with a commitment fee of 0.75% on any undrawn amounts available under the facility. The facility was due to expire in June 2011. In March 2011, the outstanding balance under the facility of $10 million was repaid. In April 2011, the Company entered into a new $80 million revolving credit facility with a company related to World Shipholding. The facility bears interest at LIBOR plus 3.5% together with a commitment fee of 0.75% of any undrawn portion of the credit facility (see note 23 for detail).For each of the years ended December 31, 2011, 2010 and 2009, included within net expenses due to World Shipholding, include loan interest and commitment fees of $1.9 million, $0.3 million and $nil, respectively.As of December 31, 2011, World Shipholding, which is indirectly controlled by Trusts established by John Fredriksen for the benefit of his immediate family, owned 46% (2010: 45.80%) of Golar.
[4]	Unpaid dividends to World Shipholding – As of December 31, 2011, $21.1 million was outstanding in respect of unpaid dividends relating to the second and third quarters of 2011. The interest incurred on the unpaid dividends was $0.1 million for the year ended December 31, 2011.
[5]	In 2010, the Company issued stock dividends in its subsidiary, Golar LNG Energy Ltd ("Golar Energy")

CAPITAL COMMITMENTS (Details) (USD $)	Dec. 31, 2011 Vessels	Apr. 27, 2012 Subsequent event	Dec. 31, 2011 LNG carrier contracts	Dec. 31, 2011 LNG carrier Vessels	Feb. 29, 2012 LNG carrier Subsequent event Vessels	Dec. 31, 2011 FSRU contracts	Dec. 31, 2011 FSRU Vessels	Dec. 31, 2011 FSRU retrofitting	Dec. 31, 2010 Newbuildings	Dec. 31, 2011 Newbuildings
Purchase Obligation, Fiscal Year Maturity [Abstract]
Purchase Obligation, due in next twelve months								$ 81,070,000		$ 153,245,000
Purchase obligation, Due in second year										925,730,000
Purchase obligation, due in third year										615,355,000
Purchase obligation										1,694,330,000
Number of vessels contracted for construction	9		7	7	4	2	2
Number of vessels contracted for construction, due in second year	5
Number of vessels contracted for construction, due in third year	4				3	2	2
Long-term purchase commitment amount									1,900,000,000
Long-term purchase commitment, amount outstanding										1,700,000,000
Value of additional facilities required to meet commitments		$ 2,400,000,000

OTHER COMMITMENTS AND CONTINGENCIES (Details)	0 Months Ended	12 Months Ended	96 Months Ended
	Dec. 31, 2011 USD ($) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Dec. 31, 2011 USD ($) tax_lease	Dec. 31, 2010 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,703,196,000		$ 1,703,196,000	$ 1,616,814,000
Tax lease benefits:
Number of tax leases	1	6
Gross amount received from tax lease benefit (in GBP)		41,000,000
Number of tax leases terminated			5
Number of tax leases, accrue benefits over term of lease			2
Other commitment to pay third party	$ 1,000,000		$ 1,000,000

SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended								1 Months Ended			1 Months Ended
	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 LNG carrier contracts	Dec. 31, 2011 LNG carrier Vessels	Jul. 31, 2008 Bluewater Gandria NV	Apr. 30, 2012 Subsequent event Oslo Stock Exchange	Apr. 30, 2012 Subsequent event World Shipholding	Mar. 31, 2012 Subsequent event Issuance of debt Bonds	Apr. 30, 2012 Subsequent event Vessels and equipment	Feb. 29, 2012 Subsequent event LNG carrier Vessels	Feb. 29, 2012 Subsequent event LNG carrier Vessels and equipment	Feb. 29, 2012 Subsequent event Golar LNG Partners	Feb. 29, 2012 Subsequent event Dividend declared	Mar. 31, 2012 Subsequent event Dividend paid	Jan. 31, 2012 Subsequent event Bluewater Gandria NV	Jan. 18, 2012 Subsequent event Bluewater Gandria NV
Subsequent events:
Percentage of voting interest acquired						50.00%										50.00%	50.00%
Purchase of equity method investment						$ 22,000,000											$ 19,500,000
Dividends declared														$ 0.325
Payments of dividends															26,100,000
Noncontrolling interest, distribution amount (USD per share)													$ 0.43
Payments to noncontrolling interests	108,050,000	15,741,000	0										5,900,000
Number of vessels contracted for construction	9			7	7						4
Long-term purchase commitment amount												800,000,000
Payments to acquire vessels and equipment												80,000,000
Number of vessels contracted for construction, due in 2014	4										3
Net proceeds received from private placement									250,000,000
Convertible debt instrument, converstion ratio									1
Coupon rate									3.75%
Reactivation cost										$ 30,000,000
Percentage of voting rights needed for delisting from Oslo Stock Exchange							66.67%
Ownership interest percentage								46.00%